UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management Inc. One Lincoln St. Boston, Massachusetts 02111	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments.

Quarterly Report

31 March 2017

State Street Master Funds

State Street Money Market Portfolio

State Street U.S. Government Money Market Portfolio

State Street Treasury Money Market Portfolio

State Street Treasury Plus Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

Quarterly Report

March 31, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER – 16.1%
Alpine Securitization Ltd.(a)	1.100%	06/06/2017	06/06/2017	$34,700,000	$34,630,022
Alpine Securitization Ltd.(a)	1.170%	04/19/2017	04/19/2017	115,000,000	114,932,725
Antalis SA(a)	0.950%	04/10/2017	04/10/2017	68,000,000	67,983,850
Antalis SA(a)	1.200%	06/06/2017	06/06/2017	38,050,000	37,966,290
Bennington Stark Capital Co. LLC(a)	0.900%	04/03/2017	04/03/2017	122,357,000	122,350,961
Collateralized Commercial Paper Co. LLC(a)	1.120%	06/08/2017	06/08/2017	75,000,000	74,841,333
Collateralized Commercial Paper Co. LLC(a)	1.170%	05/19/2017	05/19/2017	80,000,000	79,875,200
Collateralized Commercial Paper Co. LLC(b)	1.293%	04/26/2017	10/26/2017	100,000,000	100,000,000
Collateralized Commercial Paper Co. LLC(b)	1.300%	04/06/2017	07/06/2017	100,000,000	100,000,000
Gotham Funding Corp.(a)	0.940%	04/06/2017	04/06/2017	120,302,000	120,286,294
Kells Funding LLC(a)	0.980%	04/06/2017	04/06/2017	44,000,000	43,994,011
Kells Funding LLC(a)	1.010%	06/14/2017	06/14/2017	75,000,000	74,844,292
Kells Funding LLC(a)	1.110%	06/13/2017	06/13/2017	100,000,000	99,774,917
Kells Funding LLC(a)	1.110%	06/14/2017	06/14/2017	100,000,000	99,771,833
LMA SA(a)	1.010%	05/24/2017	05/24/2017	53,900,000	53,819,854
LMA SA(a)	1.200%	06/14/2017	06/14/2017	75,000,000	74,815,000
Nieuw Amsterdam Receivables Corp.(a)	1.200%	06/12/2017	06/12/2017	100,000,000	99,760,000
Starbird Funding Corp.(a)	1.200%	06/13/2017	06/13/2017	50,000,000	49,878,333

TOTAL ASSET BACKED COMMERCIAL PAPER					1,449,524,915

CERTIFICATES OF DEPOSIT – 32.4%
Bank of Montreal(a)	1.000%	04/03/2017	04/03/2017	75,000,000	75,000,525
Bank of Montreal(b)	1.144%	05/02/2017	06/01/2017	100,000,000	100,052,188
Bank of Montreal(b)	1.282%	04/18/2017	05/15/2017	50,000,000	50,020,925
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	1.100%	05/09/2017	05/09/2017	115,000,000	115,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	1.140%	06/07/2017	06/07/2017	85,000,000	85,000,000
Canadian Imperial Bank of Commerce(b)	1.079%	05/02/2017	12/01/2017	50,000,000	50,000,000
Citibank NA(a)	1.000%	05/16/2017	05/16/2017	100,000,000	100,000,000
Citibank NA(a)	1.150%	06/16/2017	06/16/2017	50,000,000	50,000,000
DnB Bank ASA(a)	0.860%	04/04/2017	04/04/2017	125,000,000	125,000,000
ING Bank NV(a)	1.050%	04/03/2017	04/03/2017	115,000,000	115,000,000
ING Bank NV(a)	1.210%	07/06/2017	07/06/2017	55,000,000	55,000,000
KBC Bank NV(a)	0.880%	04/05/2017	04/05/2017	154,000,000	154,000,000
Lloyds Bank PLC(b)	1.428%	04/20/2017	07/20/2017	75,000,000	75,000,000
Norinchukin Bank(a)	0.800%	04/10/2017	04/10/2017	93,000,000	93,000,000
Norinchukin Bank(a)	1.030%	04/27/2017	04/27/2017	125,000,000	125,000,000
Royal Bank of Canada(b)	1.184%	04/07/2017	03/07/2018	100,000,000	100,000,000
Royal Bank of Canada(b)	1.270%	05/04/2017	08/04/2017	100,000,000	100,000,000
Royal Bank of Canada(b)	1.444%	04/24/2017	10/24/2017	48,000,000	48,000,000
Skandinaviska Enskilda Banken AB(b)	1.411%	04/12/2017	05/12/2017	86,000,000	86,049,786

See accompanying Notes to Schedule of Investments.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)
Societe Generale(a)	1.120%	05/19/2017	05/19/2017	$75,000,000	$75,000,000
Sumitomo Mitsui Banking Corp.(a)	1.090%	06/01/2017	06/01/2017	71,650,000	71,651,190
Swedbank AB(a)	0.880%	04/03/2017	04/03/2017	100,000,000	100,000,000
Swedbank AB(a)	0.880%	04/05/2017	04/05/2017	100,000,000	100,000,000
Swedbank AB(a)	0.880%	04/06/2017	04/06/2017	100,000,000	100,000,000
Toronto-Dominion Bank(a)	0.930%	04/05/2017	04/05/2017	125,000,000	125,000,000
Toronto-Dominion Bank(a)	1.100%	04/18/2017	04/18/2017	110,000,000	110,000,000
Toronto-Dominion Bank(a)	1.100%	04/19/2017	04/19/2017	90,000,000	90,000,000
Toronto-Dominion Bank(b)	1.174%	05/03/2017	03/05/2018	50,000,000	50,000,000
UBS AG(b)	1.284%	04/07/2017	05/08/2017	65,000,000	65,029,225
Wells Fargo Bank NA(b)	1.270%	05/04/2017	05/08/2017	75,000,000	75,033,818
Wells Fargo Bank NA(b)	1.290%	04/06/2017	08/07/2017	150,000,000	150,000,000
Wells Fargo Bank NA(b)	1.318%	04/10/2017	08/10/2017	104,000,000	104,000,000

TOTAL CERTIFICATES OF DEPOSIT					2,916,837,657

FINANCIAL COMPANY COMMERCIAL PAPER – 24.7%
Australia & New Zealand Banking Group Ltd.(a)	0.900%	04/26/2017	04/26/2017	75,000,000	74,953,125
Australia & New Zealand Banking Group Ltd.(a)	0.980%	04/03/2017	04/03/2017	54,000,000	53,997,060
Bank Nederlandse Gemeenten NV(a)	0.950%	04/19/2017	04/19/2017	150,000,000	149,928,750
Bank Nederlandse Gemeenten NV(a)	0.960%	04/05/2017	04/05/2017	75,000,000	74,992,000
Bank of Nova Scotia(b)	1.114%	04/03/2017	12/01/2017	75,000,000	75,000,000
Bank of Nova Scotia(b)	1.252%	05/22/2017	02/21/2018	49,000,000	49,000,000
Bank of Nova Scotia(b)	1.254%	05/23/2017	02/23/2018	32,000,000	32,000,000
BNP Paribas(a)	1.080%	04/11/2017	04/11/2017	125,000,000	124,962,500
Caisse des Depots et Consignations(a)	1.100%	07/03/2017	07/03/2017	100,000,000	99,715,833
DBS Bank Ltd.(a)	1.040%	04/03/2017	04/03/2017	75,000,000	74,995,667
DBS Bank Ltd.(a)	1.050%	04/24/2017	04/24/2017	115,000,000	114,922,854
DBS Bank Ltd.(a)	1.130%	06/21/2017	06/21/2017	65,000,000	64,834,737
DnB Bank ASA(a)	1.060%	05/30/2017	05/30/2017	115,000,000	114,800,219
Erste Abwicklungsanstalt(a)	1.120%	05/31/2017	05/31/2017	100,000,000	99,813,333
Erste Abwicklungsanstalt(a)	1.130%	05/15/2017	05/15/2017	100,000,000	99,861,889
Erste Abwicklungsanstalt(b)	1.151%	04/03/2017	04/03/2017	125,000,000	125,002,594
Mizuho Bank Ltd.(a)	1.050%	05/22/2017	05/22/2017	100,000,000	99,851,250
National Australia Bank Ltd.(b)	1.347%	04/24/2017	10/23/2017	75,000,000	75,000,000
Nederlandse Waterschapsbank NV(a)	0.770%	04/03/2017	04/03/2017	115,000,000	114,995,081
NRW.BANK(a)	1.000%	04/07/2017	04/07/2017	100,000,000	99,983,333
NRW.BANK(a)	1.030%	04/04/2017	04/04/2017	40,000,000	39,996,567
NRW.BANK(a)	1.030%	04/05/2017	04/05/2017	45,000,000	44,994,850
Sumitomo Mitsui Banking Corp.(a)	1.100%	04/20/2017	04/20/2017	85,000,000	84,950,653

See accompanying Notes to Schedule of Investments.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Sumitomo Mitsui Banking Corp.(a)	1.100%	04/24/2017	04/24/2017	$75,000,000	$74,947,292
Sumitomo Mitsui Banking Corp.(a)	1.100%	05/17/2017	05/17/2017	80,000,000	79,887,556
Swedbank AB(a)	1.020%	06/05/2017	06/05/2017	40,000,000	39,926,333
Westpac Banking Corp.(b)	1.338%	04/20/2017	08/18/2017	40,000,000	40,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,223,313,476

OTHER COMMERCIAL PAPER – 1.4%
General Electric Co.(a)	0.820%	04/05/2017	04/05/2017	75,000,000	74,993,167
General Electric Co.(a)	0.820%	04/06/2017	04/06/2017	50,000,000	49,994,305

TOTAL OTHER COMMERCIAL PAPER					124,987,472

OTHER NOTES – 22.2%
Bank of America NA(b)	1.169%	04/03/2017	06/02/2017	50,000,000	49,999,208
Bank of America NA(b)	1.261%	04/05/2017	07/05/2017	75,000,000	75,000,000
Bank of America NA(b)	1.373%	04/18/2017	05/17/2017	35,000,000	34,999,586
Bank of America NA(b)	1.398%	04/03/2017	06/01/2017	74,000,000	73,998,851
BNP Paribas(a)	0.810%	04/03/2017	04/03/2017	200,000,000	200,000,000
Canadian Imperial Bank of Commerce(a)	0.820%	04/03/2017	04/03/2017	37,000,000	37,000,000
Credit Agricole Corporate & Investment Bank(a)	0.800%	04/03/2017	04/03/2017	200,000,000	200,000,000
Lloyds Bank PLC(a)	0.810%	04/03/2017	04/03/2017	325,000,000	325,000,000
National Bank of Canada(a)	0.860%	04/05/2017	04/05/2017	150,000,000	150,000,000
Natixis North America LLC(a)	0.820%	04/03/2017	04/03/2017	75,000,000	75,000,000
Nordea Bank Finland PLC(a)	0.810%	04/03/2017	04/03/2017	400,000,000	400,000,000
Skandinaviska Enskilda Banken AB(a)	0.810%	04/03/2017	04/03/2017	325,000,000	325,000,000
Toyota Motor Credit Corp., 3 Month USD LIBOR + 0.25%(b)	1.350%	06/05/2017	12/05/2017	50,000,000	50,053,290

TOTAL OTHER NOTES					1,996,050,935

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 0.6%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by a Government National Mortgage Association, 3.500% due 02/20/2047, valued at $22,440,001); expected proceeds $22,001,522	0.830%	04/03/2017	04/03/2017	22,000,000	22,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/31/2017 (collateralized by Federal National Mortgage Associations, 2.500% – 4.000% due 01/01/2032 – 12/01/2043, valued at $27,541,647); expected proceeds $27,001,845	0.820%	04/03/2017	04/03/2017	27,000,000	27,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					49,000,000

See accompanying Notes to Schedule of Investments.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
OTHER REPURCHASE AGREEMENTS – 0.6%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by various Corporate Bonds, 1.050% – 9.400% due 05/01/2017 – 08/31/2064, valued at $53,509,009); expected proceeds $50,004,417	1.060%	04/03/2017	04/03/2017	$50,000,000	$50,000,000

TREASURY REPURCHASE AGREEMENTS – 1.7%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2026, valued at $51,000,010); expected proceeds $50,004,417	1.060%	04/03/2017	04/03/2017	50,000,000	50,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by a U.S. Treasury Note, 1.750% due 05/15/2022, valued at $26,520,027); expected proceeds $26,001,755	0.810%	04/03/2017	04/03/2017	26,000,000	26,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by a U.S. Treasury Note, 0.875% due 05/15/2019, valued at $56,100,075); expected proceeds $55,003,667	0.800%	04/03/2017	04/03/2017	55,000,000	55,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2021, valued at $25,501,791); expected proceeds $25,001,708	0.820%	04/03/2017	04/03/2017	25,000,000	25,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					156,000,000

TOTAL INVESTMENTS – 99.7% (Cost $8,965,547,719)(c)					8,965,714,455
Other Assets in Excess of Liabilities – 0.3%					28,499,561

NET ASSETS – 100.0%					$8,994,214,016

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2017.

(c)	Also represents the cost for federal tax purposes.

See accompanying Notes to Schedule of Investments.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$–	$1,449,524,915	$–	$1,449,524,915
Certificates of Deposit	–	2,916,837,657	–	2,916,837,657
Financial Company Commercial Paper	–	2,223,313,476	–	2,223,313,476
Other Commercial Paper	–	124,987,472	–	124,987,472
Other Notes	–	1,996,050,935	–	1,996,050,935
Government Agency Repurchase Agreements	–	49,000,000	–	49,000,000
Other Repurchase Agreement	–	50,000,000	–	50,000,000
Treasury Repurchase Agreements	–	156,000,000	–	156,000,000

Total Investments	$–	$8,965,714,455	$–	$8,965,714,455

See accompanying Notes to Schedule of Investments.

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – 45.6%
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.15%(a)	0.644%	04/02/2017	04/02/2018	$200,000,000	$200,000,000
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.12%(a)	0.691%	04/03/2017	10/03/2017	98,200,000	98,194,959
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.07%(a)	0.899%	04/07/2017	11/07/2017	150,000,000	149,996,355
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.05%(a)	0.932%	04/30/2017	08/30/2017	124,900,000	124,894,768
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.04%(a)	0.942%	04/30/2017	11/30/2017	150,000,000	149,987,393
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.04%(a)	0.947%	04/30/2017	10/30/2017	125,000,000	124,997,797
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.18%(a)	0.609%	04/02/2017	03/02/2018	115,000,000	115,000,000
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.01%(a)	0.917%	04/15/2017	05/15/2017	158,750,000	158,749,244
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.13%(a)	0.960%	04/04/2017	12/04/2017	125,000,000	125,120,673
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.04%(a)	1.022%	04/27/2017	04/27/2017	119,600,000	119,599,397
Federal Home Loan Bank(b)	0.555%	04/24/2017	04/24/2017	180,995,000	181,051,966
Federal Home Loan Bank(b)	0.557%	04/27/2017	04/27/2017	149,000,000	149,054,948
Federal Home Loan Bank, 3 Month USD LIBOR – 0.29%(a)	0.708%	04/03/2017	10/03/2017	73,900,000	73,900,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.10%(a)	0.930%	04/20/2017	04/20/2017	146,800,000	146,800,000
Federal Home Loan Bank, 1 Month USD LIBOR + 0.01%(a)	0.983%	04/18/2017	05/18/2017	148,600,000	148,600,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.05%(a)	0.993%	05/08/2017	08/08/2017	250,000,000	250,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.09%(a)	1.019%	06/08/2017	09/08/2017	275,000,000	275,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.11%(a)	1.042%	06/20/2017	06/20/2017	28,200,000	28,199,653
Federal Home Loan Bank, 3 Month USD LIBOR – 0.10%(a)	1.052%	06/29/2017	06/29/2017	368,350,000	368,350,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.46%(a)	0.555%	04/11/2017	04/11/2017	400,000,000	400,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.08%(a)	0.811%	04/14/2017	12/14/2017	250,000,000	250,000,000
Federal Home Loan Bank, 1 Month USD LIBOR + 0.02%(a)	0.850%	04/04/2017	05/04/2017	220,600,000	220,600,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.28%(a)	0.851%	06/15/2017	12/15/2017	200,000,000	200,000,000

See accompanying Notes to Schedule of Investments.

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Bank, 3 Month USD LIBOR – 0.08%(a)	0.954%	05/01/2017	11/01/2017	$50,000,000	$50,000,000
Federal Home Loan Bank, 1 Month USD LIBOR + 0.01%(a)	0.987%	04/23/2017	05/23/2017	80,800,000	80,800,000
Federal Home Loan Bank, 1 Month USD LIBOR + 0.01%(a)	0.993%	05/01/2017	11/28/2017	250,000,000	249,991,617
Federal Home Loan Bank, 3 Month USD LIBOR – 0.05%(a)	1.076%	06/14/2017	06/14/2017	300,000,000	300,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.11%(a)	0.724%	04/07/2017	07/07/2017	403,600,000	403,600,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.42%(a)	0.623%	04/24/2017	07/24/2017	156,000,000	156,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.01%(a)	0.779%	04/02/2017	10/02/2017	275,000,000	275,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.18%(a)	0.859%	05/15/2017	11/15/2017	250,000,000	250,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.08%(a)	0.801%	04/13/2017	12/13/2017	148,300,000	148,300,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.02%(a)	0.968%	04/28/2017	08/28/2017	188,500,000	188,500,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.18%(a)	0.854%	05/13/2017	11/13/2017	125,000,000	125,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.02%(a)	0.819%	04/07/2017	09/07/2017	181,000,000	181,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.08%(a)	0.832%	04/15/2017	12/15/2017	250,000,000	250,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.05%(a)	0.963%	04/10/2017	07/10/2017	175,000,000	174,998,816
Federal Home Loan Bank, 1 Month USD LIBOR + 0.01%(a)	0.840%	04/06/2017	04/06/2018	90,000,000	89,999,850
Federal Home Loan Bank(b)	0.489%	04/07/2017	04/07/2017	100,000,000	99,991,850
Federal Home Loan Bank(b)	0.500%	04/12/2017	04/12/2017	246,600,000	246,560,811
Federal Home Loan Bank, 3 Month USD LIBOR – 0.40%(a)	0.623%	04/17/2017	07/17/2017	135,700,000	135,700,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.35%(a)	0.680%	04/22/2017	01/22/2018	171,400,000	171,400,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.13%(a)	0.724%	04/09/2017	01/09/2018	185,700,000	185,700,000
Federal Home Loan Bank(b)	0.785%	06/21/2017	06/21/2017	509,000,000	508,100,000
Federal Home Loan Bank(b)	0.785%	06/23/2017	06/23/2017	350,000,000	349,366,549
Federal Home Loan Bank(b)	0.788%	06/16/2017	06/16/2017	327,250,000	326,705,601
Federal Home Loan Bank(b)	0.789%	06/09/2017	06/09/2017	299,000,000	298,547,837
Federal Home Loan Bank(b)	0.789%	06/28/2017	06/28/2017	483,000,000	482,068,454

See accompanying Notes to Schedule of Investments.

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Bank(b)	0.790%	05/31/2017	05/31/2017	$138,999,000	$138,816,769
Federal Home Loan Bank(b)	0.800%	06/30/2017	06/30/2017	119,500,000	119,261,000
Federal Home Loan Bank(b)	0.800%	07/05/2017	07/05/2017	100,000,000	99,788,889
Federal Home Loan Bank, 1 Month USD LIBOR – 0.15%(a)	0.837%	04/25/2017	01/25/2018	211,000,000	211,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.18%(a)	0.803%	04/19/2017	04/19/2017	68,700,000	68,699,828
Federal Home Loan Bank, 1 Month USD LIBOR – 0.16%(a)	0.818%	04/18/2017	10/18/2017	234,400,000	234,400,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.15%(a)	0.833%	04/18/2017	01/18/2018	105,500,000	105,500,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.03%(a)	0.913%	04/17/2017	08/17/2017	221,800,000	221,800,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.39%(a)	0.647%	04/26/2017	01/26/2018	413,000,000	413,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.09%(a)	0.791%	04/11/2017	08/11/2017	67,300,000	67,300,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.13%(a)	0.700%	04/05/2017	01/05/2018	701,200,000	701,200,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.03%(a)	0.896%	04/16/2017	08/16/2017	95,000,000	95,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.46%(a)	0.565%	04/19/2017	04/19/2017	68,700,000	68,700,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.32%(a)	0.828%	04/03/2017	04/03/2018	243,000,000	243,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.32%(a)	0.831%	06/28/2017	03/28/2018	81,000,000	81,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.43%(a)	0.612%	04/27/2017	07/27/2017	102,000,000	101,963,972
Federal Home Loan Bank, 3 Month USD LIBOR – 0.41%(a)	0.612%	04/13/2017	07/13/2017	387,000,000	387,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.16%(a)	0.675%	04/06/2017	10/06/2017	210,400,000	210,400,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.17%(a)	0.808%	04/18/2017	04/18/2017	170,000,000	170,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.28%(a)	0.840%	06/13/2017	12/13/2017	94,900,000	94,900,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.03%(a)	0.898%	04/16/2017	08/16/2017	158,500,000	158,500,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.03%(a)	0.910%	04/17/2017	08/17/2017	95,000,000	95,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.40%(a)	0.618%	04/12/2017	07/12/2017	339,300,000	339,300,000

See accompanying Notes to Schedule of Investments.

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Mortgage Corp.(b)	0.500%	05/15/2017	05/15/2017	$321,900,000	$321,703,283
Federal Home Loan Mortgage Corp.(b)	0.520%	04/17/2017	04/17/2017	130,000,000	129,969,956
Federal Home Loan Mortgage Corp.(b)	0.520%	04/21/2017	04/21/2017	39,300,000	39,288,647
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.34%(a)	0.675%	04/11/2017	01/11/2018	376,500,000	376,500,000
Federal Home Loan Mortgage Corp.(b)	0.770%	07/05/2017	07/05/2017	358,073,000	357,345,416
Federal Home Loan Mortgage Corp.(b)	0.780%	06/26/2017	06/26/2017	265,800,000	265,304,726
Federal Home Loan Mortgage Corp.(b)	0.830%	08/04/2017	08/04/2017	336,800,000	335,829,361
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR + 0.01%(a)	0.983%	04/20/2017	04/20/2017	125,000,000	124,999,005
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.08%(a)	1.072%	06/21/2017	12/21/2017	75,000,000	75,000,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR + 0.04%(a)	0.921%	04/13/2017	11/13/2017	250,000,000	250,000,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR – 0.21%(a)	0.733%	04/17/2017	04/17/2017	333,400,000	333,400,000
Federal Home Loan Mortgage Corp.(b)	0.500%	04/25/2017	04/25/2017	369,500,000	369,376,833
Federal Home Loan Mortgage Corp.(b)	0.520%	05/09/2017	05/09/2017	369,400,000	369,197,240
Federal Home Loan Mortgage Corp.(b)	0.550%	05/18/2017	05/18/2017	184,500,000	184,367,519
Federal Home Loan Mortgage Corp.(b)	0.770%	06/15/2017	06/15/2017	210,773,000	210,434,885
Federal Home Loan Mortgage Corp.(b)	0.770%	06/20/2017	06/20/2017	258,800,000	258,357,164
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.35%(a)	0.806%	06/22/2017	12/22/2017	395,000,000	395,000,000
Federal National Mortgage Assoc.(b)	0.550%	04/27/2017	04/27/2017	229,000,000	229,094,717
Federal National Mortgage Assoc., 1 Month USD LIBOR + 0.01%(a)	0.840%	04/05/2017	10/05/2017	75,000,000	74,985,005
Federal National Mortgage Assoc., 1 Month USD LIBOR + 0.01%(a)	0.938%	04/16/2017	08/16/2017	300,000,000	299,988,652
Federal National Mortgage Assoc., 3 Month USD LIBOR – 0.03%(a)	0.985%	04/11/2017	01/11/2018	125,000,000	125,000,000
Federal National Mortgage Assoc., 3 Month USD LIBOR – 0.05%(a)	1.102%	06/21/2017	03/21/2018	250,000,000	250,412,793
Federal National Mortgage Assoc., 1 Month USD LIBOR + 0.01%(a)	0.857%	04/08/2017	09/08/2017	220,000,000	219,970,918
Federal National Mortgage Assoc.(b)	0.510%	04/03/2017	04/03/2017	398,000,000	397,988,723
Federal National Mortgage Assoc.(b)	0.510%	04/17/2017	04/17/2017	460,000,000	459,895,733
Federal National Mortgage Assoc.(b)	0.512%	04/26/2017	04/26/2017	272,367,000	272,270,158
Federal National Mortgage Assoc.(b)	0.519%	04/05/2017	04/05/2017	150,000,000	149,991,350
Federal National Mortgage Assoc.(b)	0.530%	04/19/2017	04/19/2017	173,750,000	173,703,956
Federal National Mortgage Assoc.(b)	0.770%	05/10/2017	05/10/2017	144,000,000	143,879,880
Federal National Mortgage Assoc.(b)	0.770%	06/21/2017	06/21/2017	118,373,000	118,167,919
Federal National Mortgage Assoc.(b)	0.775%	06/14/2017	06/14/2017	111,000,000	110,823,171

See accompanying Notes to Schedule of Investments.

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal National Mortgage Assoc.(b)	0.780%	06/07/2017	06/07/2017	$69,346,000	$69,245,333
Federal National Mortgage Assoc.(b)	0.530%	05/01/2017	05/01/2017	297,500,000	297,368,604

TOTAL GOVERNMENT AGENCY DEBT					21,999,819,943

TREASURY DEBT – 17.7%
U.S. Treasury Bill(b)	0.470%	04/20/2017	04/20/2017	899,000,000	898,709,553
U.S. Treasury Bill(b)	0.483%	04/27/2017	04/27/2017	1,050,000,000	1,049,564,428
U.S. Treasury Bill(b)	0.490%	04/06/2017	04/06/2017	702,000,000	701,949,965
U.S. Treasury Bill(b)	0.495%	04/13/2017	04/13/2017	891,000,000	890,806,402
U.S. Treasury Bill(b)	0.518%	05/04/2017	05/04/2017	400,000,000	399,810,935
U.S. Treasury Bill(b)	0.615%	05/25/2017	05/25/2017	100,000,000	99,908,050
U.S. Treasury Bill(b)	0.615%	06/08/2017	06/08/2017	248,500,000	248,211,326
U.S. Treasury Bill(b)	0.620%	06/01/2017	06/01/2017	305,000,000	304,683,308
U.S. Treasury Bill(b)	0.625%	05/18/2017	05/18/2017	300,000,000	299,756,612
U.S. Treasury Bill(b)	0.778%	06/29/2017	06/29/2017	500,000,000	499,036,575
U.S. Treasury Bill(b)	0.793%	06/15/2017	06/15/2017	746,000,000	744,783,453
U.S. Treasury Bill(b)	0.910%	09/14/2017	09/14/2017	303,250,000	301,979,018
U.S. Treasury Note(b)	0.820%	07/31/2017	07/31/2017	111,000,000	111,574,448
U.S. Treasury Note(b)	0.825%	07/31/2017	07/31/2017	110,000,000	109,926,619
U.S. Treasury Note, 3 Month USD MMY + 0.07%(a)	0.856%	04/01/2017	04/30/2017	176,500,000	176,500,049
U.S. Treasury Note, 3 Month USD MMY + 0.08%(a)	0.859%	04/01/2017	07/31/2017	229,000,000	228,978,288
U.S. Treasury Note, 3 Month USD MMY + 0.17%(a)	0.950%	04/01/2017	10/31/2017	150,000,000	149,911,744
U.S. Treasury Note, 3 Month USD MMY + 0.17%(a)	0.956%	04/01/2017	07/31/2018	678,566,000	679,298,457
U.S. Treasury Note, 3 Month USD MMY + 0.19%(a)	0.972%	04/04/2017	04/30/2018	650,500,000	651,286,208

TOTAL TREASURY DEBT					8,546,675,438

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 9.5%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 9.000% due 04/01/2017 – 07/01/2047, Federal National Mortgage Associations, 0.000% – 8.500% due 04/25/2017 – 08/01/2048, and U.S. Treasury Notes, 1.000% – 2.500% due 11/30/2018 – 02/15/2027, valued at $969,000,067); expected proceeds $950,149,625	0.810%	04/07/2017	04/07/2017	950,000,000	950,000,000

See accompanying Notes to Schedule of Investments.

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)

Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/27/2017 (collateralized by Federal Farm Credit Banks, 0.867% – 5.150% due 01/08/2018 – 09/01/2038, Federal Home Loan Banks, 0.770% – 3.500% due 06/01/2017 – 06/01/2035, Federal Home Loan Discount Notes, 0.000% due 04/19/2017 – 07/24/2017, Federal National Mortgage Associations, 0.000% – 2.500% due 06/01/12017 – 09/14/2017, a U.S. Treasury Bill, 0.000% due 04/27/2017, U.S. Treasury Bonds, 2.750% – 2.875% due 11/15/2042 – 08/15/2045, and U.S. Treasury Notes, 0.500% – 3.500% due 07/31/2017 – 10/31/2022, valued at $229,501,356); expected proceeds $225,033,688

	0.770%	04/03/2017	04/03/2017	$225,000,000	$225,000,000

Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/28/2017 (collateralized by Federal Home Loan Banks, 0.875% – 1.000% due 10/01/2018 – 09/26/2019, Federal Home Loan Mortgage Corporations, 1.000% – 6.750% due 07/26/2019 – 03/15/2031, Federal National Mortgage Associations, 1.125% – 3.380% due 09/06/2019 – 01/01/2027, a Government National Mortgage Association, 3.500% due 01/20/2046, U.S. Treasury Bonds, 3.000% – 9.000% due 11/15/2018 – 02/15/2047, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2041, U.S. Treasury Inflation Index Notes, 0.625% due 01/15/2024 – 01/15/2026, and U.S. Treasury Notes, 0.625% – 3.500% due 08/31/2017 – 12/31/2022, valued at $306,000,000); expected proceeds $300,044,917

	0.770%	04/04/2017	04/04/2017	300,000,000	300,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by a Government National Mortgage Association, 3.500% due 03/20/2046, and U.S. Treasury Notes, 1.375% – 2.250% due 10/31/2020 – 11/15/2025, valued at $204,000,001); expected proceeds $200,030,333	0.780%	04/07/2017	04/07/2017	200,000,000	200,000,000

See accompanying Notes to Schedule of Investments.

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)

Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by Federal Home Loan Mortgage Corporations, 4.118% – 5.966% due 09/01/2020 – 06/01/2029, Federal National Mortgage Associations, 2.528% – 4.637% due 11/01/2017 – 05/01/2018, U.S. Treasury Bonds, 2.875% – 8.750% due 05/15/2017 – 08/15/2045, a U.S. Treasury Inflation Index Bonds, 2.125% – 3.875% due 04/15/2028 – 02/15/2041, U.S. Treasury Inflation Index Notes, 0.125% – 1.375% due 04/15/2018 – 07/15/2026, U.S. Treasury Notes, 0.500% – 3.625% due 04/30/2017 – 11/30/2023, and U.S. Treasury Strips, 0.000% due 05/15/2021 – 02/15/2025, valued at $793,560,000); expected proceeds $778,051,867

	0.800%	04/03/2017	04/03/2017	$778,000,000	$778,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 4.000% due 02/01/2047 – 03/01/2047, and Federal National Mortgage Association, 3.500% – 4.000% due 02/01/2047 – 03/01/2047, valued at $2,142,144,586); expected proceeds $2,100,141,750	0.810%	04/03/2017	04/03/2017	2,100,000,000	2,100,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					4,553,000,000

TREASURY REPURCHASE AGREEMENTS – 26.3%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by U.S. Treasury Notes, 1.125% – 1.500% due 05/31/2020 – 09/30/2021, valued at $26,801,561); expected proceeds $26,277,642	0.750%	04/03/2017	04/03/2017	26,276,000	26,276,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by a U.S. Treasury Bond, 3.000% due 02/15/2047, and a U.S. Treasury Note, 2.125% due 03/31/2024 valued at $81,605,517); expected proceeds $80,005,333	0.800%	04/03/2017	04/03/2017	80,000,000	80,000,000
Agreement with Barclays Bank PLC and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2019, and U.S. Treasury Notes, 0.750% – 2.500% due 05/15/2017 – 02/15/2027, valued at $2,297,040,065); expected proceeds $2,252,146,380	0.780%	04/03/2017	04/03/2017	2,252,000,000	2,252,000,000

See accompanying Notes to Schedule of Investments.

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri- Party), dated 01/13/2017 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 04/15/2017 – 07/15/2023, and U.S. Treasury Notes 1.375% – 3.500% due 06/30/2017 – 11/30/2021, valued at $729,300,078); expected proceeds $715,984,317	0.590%	04/07/2017	04/07/2017	$715,000,000	$715,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri- Party), dated 03/31/2017 (collateralized by a U.S. Treasury Inflation Index Bond, 3.875% due 04/15/2029, a U.S. Treasury Note 1.375% due 06/30/2023, and U.S. Treasury Strips, 0.000% due 11/15/2018 – 08/15/2021, valued at $129,473,786); expected proceeds $126,943,251	0.780%	04/03/2017	04/03/2017	126,935,000	126,935,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri- Party), dated 03/31/2017 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2045, and a U.S. Treasury Note 2.125% due 06/30/2022, valued at $255,000,056); expected proceeds $250,038,403	0.790%	04/07/2017	04/07/2017	250,000,000	250,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri- Party), dated 03/31/2017 (collateralized by U.S. Treasury Bonds, 2.500% – 3.875% due 08/15/2040 – 11/15/2046, and U.S. Treasury Notes, 0.625% – 2.500% due 06/30/2017 – 05/15/2025, valued at $459,000,090); expected proceeds $450,070,000	0.800%	04/07/2017	04/07/2017	450,000,000	450,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by U.S. Treasury Bonds, 3.000% – 4.750% due 02/15/2041 – 05/15/2042, and a U.S. Treasury Note, 1.625% due 08/15/2022, valued at $6,873,429,664); expected proceeds $6,873,429,563	0.750%	04/03/2017	04/03/2017	6,873,000,000	6,873,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/30/2017 (collateralized by a U.S. Treasury Bill, 0.000% due 05/11/2017, a U.S. Treasury Bond, 3.000% due 11/15/2044, and U.S. Treasury Notes, 0.625% – 4.750% due 08/15/2017 – 05/15/2026, valued at $204,000,022); expected proceeds $200,029,944	0.770%	04/06/2017	04/06/2017	200,000,000	200,000,000

See accompanying Notes to Schedule of Investments.

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Lloyds Bank PLC, dated 03/29/2017 (collateralized by a U.S. Treasury Inflation Index Bond, 0.625% due 02/15/2043, and U.S. Treasury Notes, 2.250% – 8.000% due 11/15/2020 – 02/15/2025, valued at $515,091,905); expected proceeds $500,075,833	0.780%	04/05/2017	04/05/2017	$500,000,000	$500,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by U.S. Treasury Bonds, 3.000% – 8.500% due 02/15/2020 – 08/15/2043, a U.S. Treasury Inflation Index Bond, 3.875% due 04/15/2029, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 07/15/2023 – 07/15/2024, and U.S. Treasury Notes, 0.625% – 3.625% due 06/30/2017 – 02/15/2027, valued at $306,019,965); expected proceeds $300,019,500	0.780%	04/03/2017	04/03/2017	300,000,000	300,000,000
Agreement with MUFG Securities, dated 02/24/2017 (collateralized by U.S. Treasury Notes, 1.125% – 2.500% due 02/28/2021 – 05/15/2046, valued at $203,852,006); expected proceeds $200,203,222(c)	0.620%	04/24/2017	04/24/2017	200,000,000	200,000,000
Agreement with MUFG Securities, dated 03/08/2017 (collateralized by U.S. Treasury Notes, 1.125% – 2.250% due 06/30/2021 – 02/15/2026, valued at $204,854,141); expected proceeds $200,141,167(c)	0.770%	04/10/2017	04/10/2017	200,000,000	200,000,000
Agreement with MUFG Securities, dated 03/29/2017 (collateralized by U.S. Treasury Notes, 0.750% – 2.125% due 08/31/2018 – 02/15/2026, valued at $228,784,295); expected proceeds $225,043,875	0.780%	04/07/2017	04/07/2017	225,000,000	225,000,000
Agreement with MUFG Securities, dated 03/31/2017 (collateralized by U.S. Treasury Notes, 0.875% – 5.250% due 05/31/2018 – 05/15/2046, valued at $193,102,189); expected proceeds $189,212,456	0.790%	04/03/2017	04/03/2017	189,200,000	189,200,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 07/15/2023, valued at $80,585,480); expected proceeds $79,005,267	0.800%	04/03/2017	04/03/2017	79,000,000	79,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					12,666,411,000

TOTAL INVESTMENTS – 99.1%(d)(e)					47,765,906,381
Other Assets in Excess of Liabilities – 0.9%					450,799,575

NET ASSETS – 100.0%					$48,216,705,956

See accompanying Notes to Schedule of Investments.

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

(a)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2017.

(b)	Rate represents annualized yield at date of purchase.

(c)	Illiquid security. These securities represent $400,000,000 or 0.8% of net assets as of March 31, 2017.

(d)	Also represents the cost for federal tax purposes.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying notes to schedule of investments).

See accompanying Notes to Schedule of Investments.

State Street Master Funds

State Street Treasury Money Market Portfolio

Schedule of Investments

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – 100.0%
U.S. Treasury Bill(a)	0.470%	04/20/2017	04/20/2017	$2,025,000,000	$2,024,322,470
U.S. Treasury Bill(a)	0.483%	04/27/2017	04/27/2017	1,880,000,000	1,879,183,869
U.S. Treasury Bill(a)	0.495%	04/13/2017	04/13/2017	1,726,958,000	1,726,621,969
U.S. Treasury Bill(a)	0.518%	05/04/2017	05/04/2017	859,000,000	858,593,982
U.S. Treasury Bill(a)	0.530%	04/06/2017	04/06/2017	900,810,000	900,745,572
U.S. Treasury Bill(a)	0.615%	05/25/2017	05/25/2017	347,000,000	346,703,982
U.S. Treasury Bill(a)	0.615%	06/08/2017	06/08/2017	100,000,000	99,883,833
U.S. Treasury Bill(a)	0.620%	06/01/2017	06/01/2017	153,000,000	152,841,103
U.S. Treasury Bill(a)	0.625%	05/18/2017	05/18/2017	150,000,000	149,878,303
U.S. Treasury Bill(a)	0.645%	06/15/2017	06/15/2017	808,000,000	806,716,348
U.S. Treasury Bill(a)	0.760%	06/22/2017	06/22/2017	602,000,000	600,957,871
U.S. Treasury Bill(a)	0.778%	06/29/2017	06/29/2017	649,000,000	647,749,470
U.S. Treasury Bill(a)	0.890%	09/21/2017	09/21/2017	100,000,000	99,572,306
U.S. Treasury Bill(a)	0.910%	09/14/2017	09/14/2017	100,000,000	99,580,873
U.S. Treasury Note(a)	0.534%	04/15/2017	04/15/2017	125,000,000	125,016,316
U.S. Treasury Note(a)	0.799%	04/30/2017	04/30/2017	125,000,000	125,007,290
U.S. Treasury Note(a)	0.800%	04/30/2017	04/30/2017	125,000,000	125,231,614
U.S. Treasury Note(a)	0.820%	07/31/2017	07/31/2017	32,000,000	32,165,607
U.S. Treasury Note(a)	0.825%	07/31/2017	07/31/2017	32,000,000	31,978,653
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	0.856%	04/01/2017	04/30/2017	464,900,000	464,916,262
U.S. Treasury Note, 3 Month USD MMY + 0.08%(b)	0.859%	04/01/2017	07/31/2017	358,500,000	358,467,084
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	0.950%	04/01/2017	10/31/2017	180,500,000	180,473,441
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	0.956%	04/01/2017	07/31/2018	256,000,000	256,201,385
U.S. Treasury Note, 3 Month USD MMY + 0.19%(b)	0.972%	04/04/2017	04/30/2018	499,820,000	500,171,636
U.S. Treasury Note, 3 Month USD MMY + 0.27%(b)	1.054%	04/01/2017	01/31/2018	333,000,000	333,456,193

TOTAL TREASURY DEBT					12,926,437,432

TOTAL INVESTMENTS – 100.0%(c)(d)					12,926,437,432
Other Assets in Excess of Liabilities – 0.0%(e)					4,300,937

NET ASSETS – 100.0%					$12,930,738,369

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2017.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying notes to schedule of investments).

(d)	Also represents the cost for federal tax purposes.

(e)	Amount is less than 0.05% of net assets.

See accompanying Notes to Schedule of Investments.

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Schedule of Investments

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – 67.9%
U.S. Treasury Bill(a)	0.470%	04/20/2017	04/20/2017	$925,000,000	$924,676,335
U.S. Treasury Bill(a)	0.483%	04/27/2017	04/27/2017	875,000,000	874,599,390
U.S. Treasury Bill(a)	0.490%	04/06/2017	04/06/2017	475,000,000	474,965,413
U.S. Treasury Bill(a)	0.495%	04/13/2017	04/13/2017	750,000,000	749,846,289
U.S. Treasury Bill(a)	0.518%	05/04/2017	05/04/2017	300,000,000	299,858,203
U.S. Treasury Bill(a)	0.615%	05/25/2017	05/25/2017	75,000,000	74,931,037
U.S. Treasury Bill(a)	0.615%	06/08/2017	06/08/2017	75,000,000	74,912,875
U.S. Treasury Bill(a)	0.620%	06/01/2017	06/01/2017	100,000,000	99,896,131
U.S. Treasury Bill(a)	0.625%	05/18/2017	05/18/2017	100,000,000	99,918,866
U.S. Treasury Bill(a)	0.645%	06/15/2017	06/15/2017	575,000,000	574,083,854
U.S. Treasury Bill(a)	0.760%	06/22/2017	06/22/2017	250,000,000	249,567,222
U.S. Treasury Bill(a)	0.778%	06/29/2017	06/29/2017	400,000,000	399,229,254
U.S. Treasury Bill(a)	0.890%	09/21/2017	09/21/2017	75,000,000	74,679,229
U.S. Treasury Bill(a)	0.910%	09/14/2017	09/14/2017	75,000,000	74,685,661
U.S. Treasury Note(a)	0.820%	07/31/2017	07/31/2017	24,000,000	24,124,205
U.S. Treasury Note(a)	0.825%	07/31/2017	07/31/2017	24,000,000	23,983,990
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	0.856%	04/01/2017	04/30/2017	279,930,000	279,935,166
U.S. Treasury Note, 3 Month USD MMY + 0.08%(b)	0.859%	04/01/2017	07/31/2017	309,500,000	309,475,633
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	0.950%	04/01/2017	10/31/2017	254,500,000	254,408,871
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	0.956%	04/01/2017	07/31/2018	164,000,000	164,145,374
U.S. Treasury Note, 3 Month USD MMY + 0.19%(b)	0.972%	04/04/2017	04/30/2018	307,836,000	308,025,319
U.S. Treasury Note, 3 Month USD MMY + 0.27%(b)	1.054%	04/01/2017	01/31/2018	238,000,000	238,314,843

TOTAL TREASURY DEBT					6,648,263,160

TREASURY REPURCHASE AGREEMENTS – 29.5%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by U.S. Treasury Inflation Index Bonds, 0.750% – 2.500% due 01/15/2029 – 02/15/2046, and a U.S. Treasury Note, 1.125% due 07/31/2021, valued at $25,501,679); expected proceeds $25,001,646	0.790%	04/03/2017	04/03/2017	25,000,000	25,000,000

See accompanying Notes to Schedule of Investments.

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 01/13/2017 (collateralized by a U.S. Treasury Bond, 3.125% due 02/15/2043, a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2024, U.S. Treasury Notes, 1.375% – 2.250% due 09/30/2017 – 04/30/2021, and a U.S. Treasury Strip, 0.000% due 02/15/2027, valued at $163,200,000); expected proceeds $160,220,267	0.590%	04/07/2017	04/07/2017	$160,000,000	$160,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by a U.S. Treasury Bond, 2.500% due 05/15/2046, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, and a U.S. Treasury Inflation Index Note, 2.625% due 07/15/2017, valued at $102,000,088); expected proceeds $100,006,500	0.780%	04/03/2017	04/03/2017	100,000,000	100,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by U.S. Treasury Bonds, 3.000% – 4.750% due 02/15/2041 – 05/15/2042, and U.S. Treasury Notes, 1.625% – 3.625% due 02/15/2020 – 08/15/2022, valued at $2,605,162,834); expected proceeds $2,605,162,813	0.750%	04/03/2017	04/03/2017	2,605,000,000	2,605,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					2,890,000,000

TOTAL INVESTMENTS – 97.4%(c)(d)					9,538,263,160
Other Assets in Excess of Liabilities – 2.6%					256,138,794

NET ASSETS – 100.0%					$9,794,401,954

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2017.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying notes to schedule of investments).

(d)	Also represents the cost for federal tax purposes.

See accompanying Notes to Schedule of Investments.

State Street Master Funds

Notes to Schedules of Investments

March 31, 2017 (Unaudited)

Security Valuation

The investments of the Portfolios are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments.

The State Street Money Market Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price.

The State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio, and the State Street Treasury Plus Money Market Portfolio securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Portfolios’ investments. The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

State Street Master Funds

Notes to Schedules of Investments — (continued)

March 31, 2017 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolios had no transfers between levels for the period ended March 31, 2017.

Aggregate Unrealized Appreciation and Depreciation

As of March 31, 2017, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$8,965,547,719	$169,091	$2,355	$166,736

Quarterly Report

31 March 2017

State Street Master Funds

State Street Equity 500 Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Equity 500 Index Portfolio

March 31, 2017 (Unaudited)

Schedule of Investments	1

Notes to Schedule of Investments	8

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 98.1%
Consumer Discretionary – 12.1%
Advance Auto Parts, Inc.	5,500	$815,430
Amazon.com, Inc.(a)	29,502	26,154,703
AutoNation, Inc.(a)	4,769	201,681
AutoZone, Inc.(a)	2,188	1,582,033
Bed Bath & Beyond, Inc.	11,530	454,974
Best Buy Co., Inc.	19,913	978,724
BorgWarner, Inc.	13,223	552,589
CarMax, Inc.(a)	13,197	781,526
Carnival Corp.	32,249	1,899,789
CBS Corp. Class B	28,293	1,962,403
Charter Communications, Inc. Class A(a)	15,800	5,171,656
Chipotle Mexican Grill, Inc.(a)	2,214	986,381
Coach, Inc.	22,500	929,925
Comcast Corp. Class A	354,930	13,341,819
D.R. Horton, Inc.	26,179	872,023
Darden Restaurants, Inc.	9,917	829,755
Delphi Automotive PLC	20,081	1,616,320
Discovery Communications, Inc. Class A(a)	12,597	366,447
Discovery Communications, Inc. Class C(a)	13,397	379,269
DISH Network Corp. Class A(a)	17,000	1,079,330
Dollar General Corp.	19,287	1,344,883
Dollar Tree, Inc.(a)	17,482	1,371,638
Expedia, Inc.	9,323	1,176,283
Foot Locker, Inc.	10,100	755,581
Ford Motor Co.	294,860	3,432,170
Gap, Inc.	15,364	373,192
Garmin, Ltd.	9,160	468,168
General Motors Co.	99,577	3,521,043
Genuine Parts Co.	10,920	1,009,117
Goodyear Tire & Rubber Co.	19,613	706,068
H&R Block, Inc.	16,351	380,161
Hanesbrands, Inc.	30,400	631,104
Harley-Davidson, Inc.	12,385	749,293
Hasbro, Inc.	7,628	761,427
Home Depot, Inc.	90,710	13,318,949
Interpublic Group of Cos., Inc.	31,928	784,471
Kohl’s Corp.	12,388	493,166
L Brands, Inc.	17,746	835,837
Leggett & Platt, Inc.	9,844	495,350
Lennar Corp. Class A	15,425	789,606
LKQ Corp.(a)	20,800	608,816
Lowe’s Cos., Inc.	65,212	5,361,079
Macy’s, Inc.	24,361	722,060
Marriott International, Inc. Class A	22,652	2,133,365
Mattel, Inc.	27,743	710,498
McDonald’s Corp.	61,315	7,947,037
Michael Kors Holdings, Ltd.(a)	11,686	445,353
Mohawk Industries, Inc.(a)	4,569	1,048,540
Netflix, Inc.(a)	32,196	4,758,891
Newell Brands, Inc.	34,450	1,625,007
News Corp. Class A	28,814	374,582
News Corp. Class B	7,500	101,250
NIKE, Inc. Class B	97,602	5,439,359
Nordstrom, Inc.	7,756	361,197
O’Reilly Automotive, Inc.(a)	6,520	1,759,357
Omnicom Group, Inc.	17,450	1,504,365
Priceline Group, Inc.(a)	3,608	6,422,132
PulteGroup, Inc.	22,543	530,888
PVH Corp.	6,051	626,097
Ralph Lauren Corp.	4,136	337,580
Ross Stores, Inc.	29,844	1,965,824
Royal Caribbean Cruises, Ltd.	12,800	1,255,808
Scripps Networks Interactive, Inc. Class A	6,863	537,853
Signet Jewelers, Ltd.	5,100	353,277
Staples, Inc.	40,834	358,114
Starbucks Corp.	109,392	6,387,399
Target Corp.	41,944	2,314,889
TEGNA, Inc.	15,252	390,756
Tiffany & Co.	8,481	808,239
Time Warner, Inc.	57,880	5,655,455
TJX Cos., Inc.	48,875	3,865,035
Tractor Supply Co.	9,774	674,113
TripAdvisor, Inc.(a)	9,015	389,087
Twenty-First Century Fox, Inc. Class A	77,109	2,497,561
Twenty-First Century Fox, Inc. Class B	34,400	1,093,232
Ulta Salon Cosmetics & Fragrance, Inc.(a)	4,400	1,255,012
Under Armour, Inc. Class A(a)	14,376	284,357
Under Armour, Inc. Class C(a)	14,478	264,947
VF Corp.	24,428	1,342,807
Viacom, Inc. Class B	24,341	1,134,777
Walt Disney Co.	108,993	12,358,716
Whirlpool Corp.	5,659	969,556
Wyndham Worldwide Corp.	7,746	652,910
Wynn Resorts, Ltd.	5,859	671,500
Yum! Brands, Inc.	23,890	1,526,571

		186,179,532

Consumer Staples – 9.1%
Altria Group, Inc.	144,670	10,332,331
Archer-Daniels-Midland Co.	43,692	2,011,580
Brown-Forman Corp. Class B	12,022	555,176
Campbell Soup Co.	14,083	806,111
Church & Dwight Co., Inc.	17,800	887,686
Clorox Co.	9,479	1,278,054
Coca-Cola Co.	288,822	12,257,606
Colgate-Palmolive Co.	66,679	4,880,236
Conagra Brands, Inc.	30,951	1,248,563
Constellation Brands, Inc. Class A	13,176	2,135,434
Costco Wholesale Corp.	32,834	5,505,933
Coty, Inc. Class A	37,840	686,039
CVS Health Corp.	76,827	6,030,919
Dr. Pepper Snapple Group, Inc.	13,903	1,361,382
Estee Lauder Cos., Inc. Class A	16,363	1,387,419
General Mills, Inc.	43,222	2,550,530
Hershey Co.	10,415	1,137,839
Hormel Foods Corp.	21,098	730,624
J.M. Smucker Co.	8,855	1,160,713
Kellogg Co.	19,607	1,423,664
Kimberly-Clark Corp.	26,273	3,458,315
Kraft Heinz Co.	45,151	4,100,162

See accompanying Notes to Schedule of Investments.

1

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
Kroger Co.	70,410	$2,076,391
McCormick & Co., Inc.	8,061	786,351
Mead Johnson Nutrition Co.	14,368	1,279,901
Molson Coors Brewing Co. Class B	13,609	1,302,517
Mondelez International, Inc. Class A	112,194	4,833,318
Monster Beverage Corp.(a)	30,087	1,389,117
PepsiCo, Inc.	106,438	11,906,155
Philip Morris International, Inc.	115,487	13,038,482
Procter & Gamble Co.	191,413	17,198,458
Reynolds American, Inc.	62,392	3,931,944
Sysco Corp.	35,635	1,850,169
Tyson Foods, Inc. Class A	21,491	1,326,210
Wal-Mart Stores, Inc.	113,299	8,166,592
Walgreens Boots Alliance, Inc.	64,213	5,332,890
Whole Foods Market, Inc.	23,087	686,146

		141,030,957

Energy – 6.5%
Anadarko Petroleum Corp.	41,744	2,588,128
Apache Corp.	29,270	1,504,185
Baker Hughes, Inc.	30,594	1,830,133
Cabot Oil & Gas Corp.	33,722	806,293
Chesapeake Energy Corp.(a)	45,894	272,610
Chevron Corp.	141,734	15,217,980
Cimarex Energy Co.	6,942	829,500
Concho Resources, Inc.(a)	11,100	1,424,574
ConocoPhillips	92,903	4,633,073
Devon Energy Corp.	38,850	1,620,822
EOG Resources, Inc.	43,263	4,220,306
EQT Corp.	12,543	766,377
Exxon Mobil Corp.	310,172	25,437,206
Halliburton Co.	65,667	3,231,473
Helmerich & Payne, Inc.	7,974	530,829
Hess Corp.	20,244	975,963
Kinder Morgan, Inc.	140,676	3,058,296
Marathon Oil Corp.	65,189	1,029,986
Marathon Petroleum Corp.	39,302	1,986,323
Murphy Oil Corp.	11,662	333,417
National Oilwell Varco, Inc.	26,341	1,056,011
Newfield Exploration Co.(a)	15,685	578,933
Noble Energy, Inc.	32,895	1,129,614
Occidental Petroleum Corp.	57,235	3,626,410
ONEOK, Inc.	15,804	876,174
Phillips 66	33,092	2,621,548
Pioneer Natural Resources Co.	12,724	2,369,591
Range Resources Corp.	14,541	423,143
Schlumberger, Ltd.	104,393	8,153,093
Southwestern Energy Co.(a)	37,344	305,100
TechnipFMC PLC(a)	36,209	1,176,792
Tesoro Corp.	8,749	709,194
Transocean, Ltd.(a)	27,890	347,231
Valero Energy Corp.	32,486	2,153,497
Williams Cos., Inc.	62,910	1,861,507

		99,685,312

Financials – 14.1%
Affiliated Managers Group, Inc.	4,276	701,007
Aflac, Inc.	30,337	2,197,006
Allstate Corp.	27,967	2,279,031
American Express Co.	55,552	4,394,719
American International Group, Inc.	69,732	4,353,369
Ameriprise Financial, Inc.	11,663	1,512,458
Aon PLC	19,582	2,324,188
Arthur J Gallagher & Co.	12,000	678,480
Assurant, Inc.	3,946	377,514
Bank of America Corp.	744,866	17,571,389
Bank of New York Mellon Corp.	75,791	3,579,609
BB&T Corp.	60,639	2,710,563
Berkshire Hathaway, Inc. Class B(a)	142,019	23,671,727
BlackRock, Inc.	8,918	3,420,142
Capital One Financial Corp.	36,068	3,125,653
CBOE Holdings, Inc.	6,800	551,276
Charles Schwab Corp.	90,989	3,713,261
Chubb, Ltd.	34,841	4,747,086
Cincinnati Financial Corp.	11,705	845,920
Citigroup, Inc.	207,493	12,412,231
Citizens Financial Group, Inc.	38,900	1,343,995
CME Group, Inc.	25,792	3,064,090
Comerica, Inc.	13,017	892,706
Discover Financial Services	27,677	1,892,830
E*TRADE Financial Corp.(a)	20,489	714,861
Fifth Third Bancorp	57,554	1,461,872
Franklin Resources, Inc.	26,151	1,102,003
Goldman Sachs Group, Inc.	27,788	6,383,459
Hartford Financial Services Group, Inc.	27,930	1,342,595
Huntington Bancshares, Inc.	75,965	1,017,171
Intercontinental Exchange, Inc.	44,625	2,671,699
Invesco, Ltd.	28,289	866,492
JPMorgan Chase & Co.	265,672	23,336,629
KeyCorp	82,179	1,461,143
Leucadia National Corp.	23,809	619,034
Lincoln National Corp.	16,710	1,093,670
Loews Corp.	20,312	949,992
M&T Bank Corp.	11,834	1,831,075
Marsh & McLennan Cos., Inc.	37,434	2,765,998
MetLife, Inc.	80,626	4,258,665
Moody’s Corp.	12,234	1,370,697
Morgan Stanley	108,155	4,633,360
Nasdaq, Inc.	9,225	640,676
Navient Corp.	16,541	244,145
Northern Trust Corp.	16,510	1,429,436
People’s United Financial, Inc.	22,434	408,299
PNC Financial Services Group, Inc.	36,442	4,381,786
Principal Financial Group, Inc.	20,726	1,308,018
Progressive Corp.	44,152	1,729,875
Prudential Financial, Inc.	32,137	3,428,375
Raymond James Financial, Inc.	9,600	732,096
Regions Financial Corp.	86,943	1,263,282
S&P Global, Inc.	18,798	2,457,651
State Street Corp.(b)	25,847	2,057,680
SunTrust Banks, Inc.	37,682	2,083,815
Synchrony Financial	55,271	1,895,795

See accompanying Notes to Schedule of Investments.

2

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Financials – (continued)
T Rowe Price Group, Inc.	18,520	$1,262,138
Torchmark Corp.	8,384	645,903
Travelers Cos., Inc.	20,598	2,482,883
Unum Group	17,324	812,322
US Bancorp	120,030	6,181,545
Wells Fargo & Co.	334,646	18,626,396
Willis Towers Watson PLC	9,479	1,240,706
XL Group, Ltd.	20,520	817,927
Zions Bancorp	15,258	640,836

		217,012,250

Health Care – 13.6%
Abbott Laboratories	129,249	5,739,948
AbbVie, Inc.	119,363	7,777,693
Aetna, Inc.	26,315	3,356,478
Agilent Technologies, Inc.	25,275	1,336,289
Alexion Pharmaceuticals, Inc.(a)	17,227	2,088,602
Allergan PLC	25,126	6,003,104
AmerisourceBergen Corp.	12,552	1,110,852
Amgen, Inc.	55,091	9,038,780
Anthem, Inc.	19,319	3,194,976
Baxter International, Inc.	36,370	1,886,148
Becton Dickinson and Co.	15,904	2,917,430
Biogen, Inc.(a)	16,347	4,469,597
Boston Scientific Corp.(a)	101,577	2,526,220
Bristol-Myers Squibb Co.	125,612	6,830,781
C.R. Bard, Inc.	5,462	1,357,526
Cardinal Health, Inc.	23,924	1,951,002
Celgene Corp.(a)	58,265	7,249,914
Centene Corp.(a)	13,500	962,010
Cerner Corp.(a)	22,263	1,310,178
Cigna Corp.	19,211	2,814,219
Cooper Cos., Inc.	3,900	779,571
Danaher Corp.	45,578	3,898,286
DaVita, Inc.(a)	11,472	779,752
DENTSPLY SIRONA, Inc.	17,366	1,084,333
Edwards Lifesciences Corp.(a)	15,790	1,485,365
Eli Lilly & Co.	72,957	6,136,413
Envision Healthcare Corp.(a)	9,118	559,116
Express Scripts Holding Co.(a)	46,147	3,041,549
Gilead Sciences, Inc.	96,446	6,550,612
HCA Holdings, Inc.(a)	22,200	1,975,578
Henry Schein, Inc.(a)	5,500	934,835
Hologic, Inc.(a)	22,100	940,355
Humana, Inc.	10,817	2,229,816
IDEXX Laboratories, Inc.(a)	6,100	943,121
Illumina, Inc.(a)	10,900	1,859,976
Incyte Corp.(a)	13,100	1,751,077
Intuitive Surgical, Inc.(a)	2,652	2,032,678
Johnson & Johnson	201,841	25,139,297
Laboratory Corp. of America Holdings(a)	7,447	1,068,421
Mallinckrodt PLC(a)	8,200	365,474
McKesson Corp.	15,831	2,347,104
Medtronic PLC	101,604	8,185,218
Merck & Co., Inc.	205,298	13,044,635
Mettler-Toledo International, Inc.(a)	1,800	862,038
Mylan NV(a)	33,907	1,322,034
Patterson Cos., Inc.	6,459	292,141
PerkinElmer, Inc.	7,032	408,278
Perrigo Co. PLC	9,814	651,551
Pfizer, Inc.	445,648	15,245,618
Quest Diagnostics, Inc.	10,158	997,414
Regeneron Pharmaceuticals, Inc.(a)	5,658	2,192,532
Stryker Corp.	23,595	3,106,282
Thermo Fisher Scientific, Inc.	28,612	4,394,803
UnitedHealth Group, Inc.	71,222	11,681,120
Universal Health Services, Inc. Class B	6,800	846,260
Varian Medical Systems, Inc.(a)	7,531	686,300
Vertex Pharmaceuticals, Inc.(a)	18,348	2,006,354
Waters Corp.(a)	6,215	971,467
Zimmer Biomet Holdings, Inc.	14,827	1,810,525
Zoetis, Inc.	36,628	1,954,836

		210,483,882

Industrials – 9.9%
3M Co.	44,543	8,522,412
Acuity Brands, Inc.	3,000	612,000
Alaska Air Group, Inc.	9,000	829,980
Allegion PLC	7,537	570,551
American Airlines Group, Inc.	38,500	1,628,550
AMETEK, Inc.	15,701	849,110
Arconic, Inc.	33,663	886,683
Boeing Co.	42,124	7,450,051
C.H. Robinson Worldwide, Inc.	9,582	740,593
Caterpillar, Inc.	44,255	4,105,094
Cintas Corp.	6,922	875,910
CSX Corp.	68,559	3,191,421
Cummins, Inc.	11,744	1,775,693
Deere & Co.	21,754	2,368,140
Delta Air Lines, Inc.	53,666	2,466,489
Dover Corp.	12,345	991,921
Dun & Bradstreet Corp.	2,845	307,089
Eaton Corp. PLC	34,399	2,550,686
Emerson Electric Co.	48,769	2,919,312
Equifax, Inc.	8,395	1,147,932
Expeditors International of Washington, Inc.	14,444	815,942
Fastenal Co.	20,242	1,042,463
FedEx Corp.	17,950	3,502,943
Flowserve Corp.	9,555	462,653
Fluor Corp.	10,956	576,505
Fortive Corp.	22,139	1,333,211
Fortune Brands Home & Security, Inc.	12,500	760,625
General Dynamics Corp.	21,489	4,022,741
General Electric Co.	653,349	19,469,800
Honeywell International, Inc.	57,303	7,155,426
Illinois Tool Works, Inc.	23,071	3,056,215
Ingersoll-Rand PLC	19,016	1,546,381
Jacobs Engineering Group, Inc.	9,657	533,839
JB Hunt Transport Services, Inc.	7,000	642,180
Johnson Controls International PLC	68,593	2,889,137
Kansas City Southern	8,604	737,879
L3 Technologies, Inc.	5,365	886,781

See accompanying Notes to Schedule of Investments.

3

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Industrials – (continued)
Lockheed Martin Corp.	18,390	$4,921,164
Masco Corp.	21,639	735,510
Nielsen Holdings PLC	23,375	965,621
Norfolk Southern Corp.	22,168	2,482,151
Northrop Grumman Corp.	13,186	3,136,158
PACCAR, Inc.	26,035	1,749,552
Parker-Hannifin Corp.	10,114	1,621,476
Pentair PLC	11,791	740,239
Quanta Services, Inc.(a)	11,593	430,216
Raytheon Co.	21,936	3,345,240
Republic Services, Inc.	18,214	1,144,021
Robert Half International, Inc.	9,374	457,732
Rockwell Automation, Inc.	9,379	1,460,404
Rockwell Collins, Inc.	10,300	1,000,748
Roper Technologies, Inc.	7,535	1,555,902
Ryder System, Inc.	4,155	313,453
Snap-on, Inc.	4,572	771,159
Southwest Airlines Co.	46,627	2,506,668
Stanley Black & Decker, Inc.	11,650	1,547,936
Stericycle, Inc.(a)	6,604	547,406
Textron, Inc.	20,506	975,881
TransDigm Group, Inc.	3,400	748,544
Union Pacific Corp.	60,038	6,359,225
United Continental Holdings, Inc.(a)	22,000	1,554,080
United Parcel Service, Inc. Class B	51,755	5,553,312
United Rentals, Inc.(a)	6,100	762,805
United Technologies Corp.	56,127	6,298,011
Verisk Analytics, Inc.(a)	12,100	981,794
W.W. Grainger, Inc.	4,012	933,833
Waste Management, Inc.	30,604	2,231,644
Xylem, Inc.	14,134	709,809

		152,766,032

Information Technology – 21.7%
Accenture PLC Class A	46,582	5,584,250
Activision Blizzard, Inc.	50,900	2,537,874
Adobe Systems, Inc.(a)	37,313	4,855,541
Advanced Micro Devices, Inc.(a)	57,800	840,990
Akamai Technologies, Inc.(a)	12,634	754,250
Alliance Data Systems Corp.	4,204	1,046,796
Alphabet, Inc. Class A(a)	22,223	18,840,659
Alphabet, Inc. Class C(a)	21,945	18,204,694
Amphenol Corp. Class A	22,880	1,628,370
Analog Devices, Inc.	27,770	2,275,752
Apple, Inc.	390,964	56,165,888
Applied Materials, Inc.	80,753	3,141,292
Autodesk, Inc.(a)	14,370	1,242,574
Automatic Data Processing, Inc.	33,765	3,457,198
Broadcom, Ltd.	29,835	6,532,672
CA, Inc.	24,759	785,356
Cisco Systems, Inc.	373,529	12,625,280
Citrix Systems, Inc.(a)	11,478	957,150
Cognizant Technology Solutions Corp. Class A(a)	45,327	2,697,863
Corning, Inc.	66,550	1,796,850
CSRA, Inc.	9,732	285,050
eBay, Inc.(a)	75,358	2,529,768
Electronic Arts, Inc.(a)	23,121	2,069,792
F5 Networks, Inc.(a)	5,059	721,262
Facebook, Inc. Class A(a)	175,207	24,888,154
Fidelity National Information Services, Inc.	24,386	1,941,613
Fiserv, Inc.(a)	16,442	1,895,927
FLIR Systems, Inc.	11,839	429,519
Global Payments, Inc.	11,275	909,667
Harris Corp.	8,598	956,700
Hewlett Packard Enterprise Co.	124,463	2,949,773
HP, Inc.	128,763	2,302,282
Intel Corp.	352,820	12,726,217
International Business Machines Corp.	64,347	11,205,387
Intuit, Inc.	18,626	2,160,430
Juniper Networks, Inc.	27,844	774,899
KLA-Tencor Corp.	11,473	1,090,738
Lam Research Corp.	11,581	1,486,537
MasterCard, Inc. Class A	69,649	7,833,423
Microchip Technology, Inc.	16,206	1,195,679
Micron Technology, Inc.(a)	79,528	2,298,359
Microsoft Corp.	575,577	37,907,501
Motorola Solutions, Inc.	12,428	1,071,542
NetApp, Inc.	19,943	834,615
NVIDIA Corp.	44,112	4,805,120
Oracle Corp.	224,470	10,013,607
Paychex, Inc.	23,831	1,403,646
PayPal Holdings, Inc.(a)	83,958	3,611,873
Qorvo, Inc.(a)	9,800	671,888
QUALCOMM, Inc.	111,085	6,369,614
Red Hat, Inc.(a)	12,530	1,083,845
salesforce.com, Inc.(a)	49,005	4,042,422
Seagate Technology PLC	22,976	1,055,288
Skyworks Solutions, Inc.	13,600	1,332,528
Symantec Corp.	45,903	1,408,304
Synopsys, Inc.(a)	11,300	815,069
TE Connectivity, Ltd.	26,449	1,971,773
Teradata Corp.(a)	9,013	280,485
Texas Instruments, Inc.	75,106	6,050,539
Total System Services, Inc.	13,399	716,311
VeriSign, Inc.(a)	6,920	602,801
Visa, Inc. Class A	138,940	12,347,598
Western Digital Corp.	21,706	1,791,396
Western Union Co.	37,340	759,869
Xerox Corp.	63,292	464,563
Xilinx, Inc.	18,542	1,073,396
Yahoo!, Inc.(a)	64,137	2,976,598

		334,084,666

Materials – 2.8%
Air Products & Chemicals, Inc.	16,207	2,192,645
Albemarle Corp.	8,400	887,376
Avery Dennison Corp.	6,518	525,351
Ball Corp.	12,858	954,835
CF Industries Holdings, Inc.	16,730	491,025
Dow Chemical Co.	84,090	5,343,079
E.I. du Pont de Nemours & Co.	65,194	5,237,034
Eastman Chemical Co.	10,672	862,298
Ecolab, Inc.	19,865	2,489,879
FMC Corp.	10,522	732,226
Freeport-McMoRan, Inc.(a)	99,564	1,330,175

See accompanying Notes to Schedule of Investments.

4

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Materials – (continued)
International Flavors & Fragrances, Inc.	5,880	$779,276
International Paper Co.	30,508	1,549,196
LyondellBasell Industries NV Class A	24,252	2,211,540
Martin Marietta Materials, Inc.	4,855	1,059,604
Monsanto Co.	32,794	3,712,281
Mosaic Co.	27,716	808,753
Newmont Mining Corp.	41,373	1,363,654
Nucor Corp.	24,606	1,469,470
PPG Industries, Inc.	18,988	1,995,259
Praxair, Inc.	20,800	2,466,880
Sealed Air Corp.	15,169	661,065
Sherwin-Williams Co.	6,087	1,888,127
Vulcan Materials Co.	9,790	1,179,499
WestRock Co.	19,148	996,270

		43,186,797

Real Estate – 2.9%
Alexandria Real Estate Equities, Inc.	6,700	740,484
American Tower Corp. REIT	31,882	3,874,938
Apartment Investment & Management Co. Class A REIT	11,865	526,213
AvalonBay Communities, Inc. REIT	10,529	1,933,124
Boston Properties, Inc. REIT	11,421	1,512,255
CBRE Group, Inc. Class A(a)	21,708	755,221
Crown Castle International Corp. REIT	26,842	2,535,227
Digital Realty Trust, Inc. REIT	12,000	1,276,680
Equinix, Inc. REIT	5,338	2,137,175
Equity Residential REIT	27,038	1,682,304
Essex Property Trust, Inc. REIT	5,055	1,170,384
Extra Space Storage, Inc. REIT	9,500	706,705
Federal Realty Investment Trust REIT	5,400	720,900
GGP, Inc. REIT	42,942	995,396
HCP, Inc. REIT	32,677	1,022,137
Host Hotels & Resorts, Inc. REIT	54,259	1,012,473
Iron Mountain, Inc. REIT	18,074	644,700
Kimco Realty Corp. REIT	32,916	727,115
Macerich Co. REIT	8,645	556,738
Mid-America Apartment Communities, Inc. REIT	8,800	895,312
Prologis, Inc. REIT	39,347	2,041,322
Public Storage REIT	11,152	2,441,284
Realty Income Corp. REIT	19,800	1,178,694
Regency Centers Corp.	10,899	723,585
Simon Property Group, Inc. REIT	23,535	4,048,726
SL Green Realty Corp. REIT	8,000	852,960
UDR, Inc. REIT	20,100	728,826
Ventas, Inc. REIT	26,803	1,743,267
Vornado Realty Trust REIT	13,046	1,308,644
Welltower, Inc. REIT	26,881	1,903,712
Weyerhaeuser Co. REIT	55,198	1,875,628

		44,272,129

Telecommunication Services – 2.3%
AT&T, Inc.	458,918	19,068,043
CenturyLink, Inc.	43,173	1,017,588
Level 3 Communications, Inc.(a)	21,500	1,230,230
Verizon Communications, Inc.	304,251	14,832,236

		36,148,097

Utilities – 3.1%
AES Corp.	49,859	557,424
Alliant Energy Corp.	18,500	732,785
Ameren Corp.	18,956	1,034,808
American Electric Power Co., Inc.	35,743	2,399,427
American Water Works Co., Inc.	12,300	956,571
CenterPoint Energy, Inc.	33,235	916,289
CMS Energy Corp.	22,101	988,799
Consolidated Edison, Inc.	23,500	1,825,010
Dominion Resources, Inc.	46,968	3,643,308
DTE Energy Co.	13,239	1,351,834
Duke Energy Corp.	51,591	4,230,978
Edison International	24,205	1,926,960
Entergy Corp.	14,200	1,078,632
Eversource Energy	24,543	1,442,637
Exelon Corp.	69,359	2,495,537
FirstEnergy Corp.	32,229	1,025,527
NextEra Energy, Inc.	35,057	4,500,267
NiSource, Inc.	23,078	549,026
NRG Energy, Inc.	22,498	420,713
PG&E Corp.	37,712	2,502,568
Pinnacle West Capital Corp.	8,756	730,075
PPL Corp.	50,456	1,886,550
Public Service Enterprise Group, Inc.	37,536	1,664,722
SCANA Corp.	11,501	751,590
Sempra Energy	18,924	2,091,102
Southern Co.	73,384	3,653,055
WEC Energy Group, Inc.	23,287	1,411,891
Xcel Energy, Inc.	37,600	1,671,320

		48,439,405

TOTAL COMMON STOCKS (Cost $514,752,592)		1,513,289,059

	Principal Amount
U.S. TREASURY – 0.2%
U.S. Treasury Bill 0.69%, 8/3/2017(c)(d) (Cost $3,850,893)	$3,860,000	3,849,879

See accompanying Notes to Schedule of Investments.

5

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT – 1.2%
MONEY MARKET FUND – 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(e)(f) (Cost $17,761,391)	17,761,391	$17,761,391

TOTAL INVESTMENTS – 99.5% (Cost $536,364,876)		1,534,900,329
Other Assets in Excess of Liabilities – 0.5%		8,133,370

NET ASSETS – 100.0%		$1,543,033,699

(a)	Non-income producing security.

(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(c)	Rate represents annualized yield at date of purchase.

(d)	All or part of this security has been designated as collateral for futures contracts.

(e)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at March 31, 2017.

REIT	Real Estate Investment Trust

At March 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index (long)	06/16/2017	252	$29,725,920	$(57,155)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Consumer Discretionary	$186,179,532	$–	$–	$186,179,532
Consumer Staples	141,030,957	–	–	141,030,957
Energy	99,685,312	–	–	99,685,312
Financials	217,012,250	–	–	217,012,250
Health Care	210,483,882	–	–	210,483,882
Industrials	152,766,032	–	–	152,766,032
Information Technology	334,084,666	–	–	334,084,666
Materials	43,186,797	–	–	43,186,797
Real Estate	44,272,129	–	–	44,272,129
Telecommunication Services	36,148,097	–	–	36,148,097
Utilities	48,439,405	–	–	48,439,405
U.S. Treasury
U.S. Government Security	–	3,849,879	–	3,849,879
Short-Term Investment
Money Market Fund	17,761,391	–	–	17,761,391

Total Investments	$1,531,050,450	$3,849,879	$–	$1,534,900,329

Liabilities:
Other Financial Instruments:
Futures Contracts(a)	$(57,155)	$–	$–	$(57,155)

Total Other Financial Instruments	$(57,155)	$–	$–	$(57,155)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying Notes to Schedule of Investments.

6

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income	Realized gain (loss)
State Street Corp.	27,747	$2,156,497	–	1,900	25,847	$2,057,680	$10,544	$43,261
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,425,570	18,425,570	54,777,626	55,441,805	17,761,391	17,761,391	27,027	–

TOTAL		$20,582,067				$19,819,071	$37,571	$43,261

See accompanying Notes to Schedule of Investments.

7

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Schedule of Investments

March 31, 2017 (Unaudited)

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

8

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2017, is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended March 31, 2017.

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended March 31, 2017, the Portfolio entered into futures contracts for cash equitization, return enhancement and to facilitate daily liquidity.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2017 are disclosed in the Schedule of Investments.

9

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

As of March 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Portfolio	$536,364,876	$1,010,567,107	$12,031,654	$998,535,453

10

Quarterly Report

31 March 2017

State Street Master Funds

State Street International Developed Equity Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Quarterly Report

March 31, 2017 (Unaudited)

Schedule of Investments	1

Notes to Schedule of Investments	12

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 97.7%
Australia – 7.5%
AGL Energy, Ltd.	113,880	$2,290,850
Alumina, Ltd.	419,565	572,917
Amcor, Ltd.	202,130	2,322,174
AMP, Ltd.	532,462	2,104,057
APA Group	191,268	1,307,342
Aristocrat Leisure, Ltd.	98,993	1,357,037
ASX, Ltd.	32,633	1,256,653
Aurizon Holdings, Ltd.	353,698	1,416,547
AusNet Services	348,352	447,772
Australia & New Zealand Banking Group, Ltd.	507,747	12,324,990
Bank of Queensland, Ltd.	66,249	614,543
Bendigo & Adelaide Bank, Ltd.	79,115	732,684
BHP Billiton PLC	365,322	5,637,121
BHP Billiton, Ltd.	557,654	10,226,766
Boral, Ltd.	205,051	913,511
Brambles, Ltd.	266,133	1,898,232
Caltex Australia, Ltd.	45,538	1,024,443
Challenger, Ltd.	92,804	888,484
CIMIC Group, Ltd.	18,465	506,111
Coca-Cola Amatil, Ltd.	92,076	759,999
Cochlear, Ltd.	10,235	1,055,844
Commonwealth Bank of Australia	298,070	19,534,443
Computershare, Ltd.	77,865	835,154
Crown Resorts, Ltd.	72,799	655,865
CSL, Ltd.	78,657	7,520,236
Dexus Property Group REIT	167,364	1,247,371
Domino’s Pizza Enterprises, Ltd.	10,034	444,876
DUET Group	439,712	935,861
Flight Centre Travel Group, Ltd.	12,119	266,995
Fortescue Metals Group, Ltd.	278,858	1,325,288
Goodman Group REIT	316,961	1,871,483
GPT Group REIT	304,306	1,195,520
Harvey Norman Holdings, Ltd.	107,605	371,852
Healthscope, Ltd.	281,376	487,250
Incitec Pivot, Ltd.	273,735	785,158
Insurance Australia Group, Ltd.	411,703	1,900,109
LendLease Group	98,023	1,165,023
Macquarie Group, Ltd.	52,573	3,617,498
Medibank Pvt, Ltd.	489,758	1,053,585
Mirvac Group REIT	650,968	1,087,534
National Australia Bank, Ltd.	461,102	11,727,398
Newcrest Mining, Ltd.	129,446	2,199,115
Oil Search, Ltd.	231,227	1,273,546
Orica, Ltd.	67,209	902,359
Origin Energy, Ltd.	319,729	1,719,532
Qantas Airways, Ltd.	64,362	190,993
QBE Insurance Group, Ltd.	230,830	2,269,782
Ramsay Health Care, Ltd.	23,413	1,248,278
REA Group, Ltd.	9,620	435,400
Santos, Ltd.	314,465	911,580
Scentre Group REIT	929,908	3,043,241
SEEK, Ltd.	54,873	666,409
Sonic Healthcare, Ltd.	67,055	1,131,502
South32, Ltd.	896,132	1,886,775
Stockland REIT	406,259	1,438,004
Suncorp Group, Ltd.	224,319	2,260,518
Sydney Airport	197,974	1,022,435
Tabcorp Holdings, Ltd.	144,764	524,558
Tatts Group, Ltd.	237,214	801,647
Telstra Corp., Ltd.	713,908	2,537,857
TPG Telecom, Ltd.	56,237	299,016
Transurban Group Stapled Security	362,178	3,224,274
Treasury Wine Estates, Ltd.	134,469	1,254,549
Vicinity Centres REIT	576,936	1,245,527
Vocus Group, Ltd.	84,519	278,533
Wesfarmers, Ltd.	195,001	6,704,455
Westfield Corp.	331,142	2,243,191
Westpac Banking Corp.	579,499	15,498,999
Woodside Petroleum, Ltd.	132,221	3,235,742
Woolworths, Ltd.	218,601	4,419,133

		172,553,526

Austria – 0.2%
ANDRITZ AG	14,225	713,324
Erste Group Bank AG	54,596	1,782,450
OMV AG	27,659	1,091,157
Raiffeisen Bank International AG(a)	23,935	541,561
Voestalpine AG	21,677	855,513

		4,984,005

Belgium – 1.1%
Ageas	35,808	1,403,255
Anheuser-Busch InBev SA	131,995	14,526,928
Colruyt SA	11,037	543,249
Groupe Bruxelles Lambert SA	14,003	1,274,534
KBC Group NV	42,997	2,859,958
Proximus SADP	27,216	856,237
Solvay SA	13,514	1,655,693
Telenet Group Holding NV(a)	9,109	543,146
UCB SA	22,934	1,783,507
Umicore SA	16,732	955,631

		26,402,138

Chile – 0.0%(b)
Antofagasta PLC	67,870	708,224

China – 0.0%(b)
Yangzijiang Shipbuilding Holdings, Ltd.	386,100	312,240

Denmark – 1.6%
AP Moeller – Maersk A/S Class A	701	1,134,263
AP Moeller – Maersk A/S Class B	1,116	1,857,124
Carlsberg A/S Class B	18,366	1,701,155
Chr Hansen Holding A/S	17,535	1,128,858
Coloplast A/S Class B	20,207	1,582,498
Danske Bank A/S	119,616	4,085,980
DONG Energy A/S(c)	26,007	1,005,830
DSV A/S	33,781	1,753,974
Genmab A/S(a)	9,759	1,885,058
ISS A/S	29,588	1,122,197
Novo Nordisk A/S Class B	331,811	11,429,828

See accompanying Notes to Schedule of Investments.

1

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Denmark – (continued)
Novozymes A/S Class B	41,998	$1,669,591
Pandora A/S	19,146	2,125,880
TDC A/S	156,700	810,461
Tryg A/S	20,264	368,688
Vestas Wind Systems A/S	37,917	3,092,149
William Demant Holding A/S(a)	21,003	440,133

		37,193,667

Finland – 0.9%
Elisa Oyj	25,700	911,208
Fortum Oyj	75,813	1,202,502
Kone Oyj Class B	56,003	2,465,401
Metso Oyj	17,839	541,482
Neste Oyj	23,194	906,949
Nokia Oyj(d)	988,382	5,317,655
Nokian Renkaat Oyj	20,335	851,267
Orion Oyj Class B	18,821	983,753
Sampo Oyj Class A	76,940	3,658,664
Stora Enso Oyj Class R	94,838	1,123,888
UPM-Kymmene Oyj	90,876	2,140,265
Wartsila Oyj Abp	25,644	1,375,491

		21,478,525

France – 9.7%
Accor SA	31,145	1,300,799
Aeroports de Paris	5,090	630,688
Air Liquide SA	67,853	7,772,477
Airbus SE	99,820	7,615,365
Alstom SA(a)	24,765	742,044
Arkema SA	11,794	1,166,568
Atos SE	15,451	1,916,145
AXA SA	338,056	8,769,824
BNP Paribas SA	182,992	12,218,738
Bollore SA(d)	143,645	558,311
Bollore SA(a)(d)	677	2,578
Bouygues SA	35,739	1,458,461
Bureau Veritas SA	49,249	1,041,633
Cap Gemini SA	28,341	2,623,816
Carrefour SA	98,517	2,328,651
Casino Guichard Perrachon SA	9,801	549,606
Christian Dior SE	9,205	2,144,285
Cie de Saint-Gobain	86,493	4,452,899
Cie Generale des Etablissements Michelin	31,517	3,837,769
CNP Assurances	29,292	597,762
Credit Agricole SA	195,157	2,650,872
Danone SA	101,921	6,950,450
Dassault Aviation SA	384	489,522
Dassault Systemes SE	22,877	1,985,341
Edenred	40,107	950,156
Eiffage SA	11,301	887,426
Electricite de France SA	57,150	482,397
Engie SA	274,892	3,904,461
Essilor International SA	35,586	4,335,147
Eurazeo SA	7,199	475,302
Eutelsat Communications SA	29,017	649,565
Fonciere Des Regions	5,920	495,838
Gecina SA REIT	7,428	1,010,555
Groupe Eurotunnel SE	73,525	741,720
Hermes International	4,436	2,107,042
ICADE	6,016	441,915
Iliad SA	4,881	1,094,472
Imerys SA	6,262	532,922
Ingenico Group SA	9,802	927,390
JCDecaux SA	12,680	447,407
Kering	12,997	3,370,282
Klepierre REIT	37,613	1,466,748
L’Oreal SA	43,917	8,461,899
Lagardere SCA	20,176	595,803
Legrand SA	46,077	2,785,398
LVMH Moet Hennessy Louis Vuitton SE	48,214	10,615,121
Natixis SA	151,944	938,667
Orange SA	349,807	5,449,290
Pernod Ricard SA	36,458	4,324,395
Peugeot SA(a)	88,239	1,781,347
Publicis Groupe SA	33,849	2,371,671
Remy Cointreau SA	4,070	399,481
Renault SA	33,000	2,874,083
Rexel SA	57,244	1,042,055
Safran SA	53,742	4,025,306
Sanofi	201,163	18,206,315
Schneider Electric SE	97,054	7,124,073
SCOR SE	30,300	1,148,193
SEB SA	3,738	523,335
SFR Group SA(a)	18,549	585,054
Societe BIC SA	4,605	575,272
Societe Generale SA	132,509	6,739,021
Sodexo SA	15,650	1,845,414
Suez Environment Co.	60,877	963,968
Thales SA	17,948	1,740,334
TOTAL SA	389,773	19,766,439
Unibail-Rodamco SE	17,077	4,001,795
Valeo SA	42,633	2,846,690
Veolia Environnement SA	83,809	1,574,041
Vinci SA	87,534	6,956,111
Vivendi SA	179,432	3,497,586
Wendel SA	4,850	616,253
Zodiac Aerospace	32,539	816,109

		223,315,868

Germany – 9.2%
adidas AG	32,799	6,254,792
Allianz SE	79,313	14,730,588
Axel Springer SE	8,400	465,113
BASF SE	159,337	15,835,317
Bayer AG	143,418	16,574,077
Bayerische Motoren Werke AG	57,097	5,221,931
Bayerische Motoren Werke AG Preference Shares	8,795	694,402
Beiersdorf AG	17,230	1,635,147
Brenntag AG	25,724	1,445,813
Commerzbank AG	193,105	1,751,007
Continental AG	18,914	4,157,154
Covestro AG(c)	16,301	1,258,090
Daimler AG	166,564	12,327,873
Deutsche Bank AG(a)	236,302	4,081,698
Deutsche Boerse AG(a)	33,629	3,090,001
Deutsche Lufthansa AG	40,148	652,692

See accompanying Notes to Schedule of Investments.

2

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Germany – (continued)
Deutsche Post AG	167,143	$5,739,338
Deutsche Telekom AG	569,811	10,010,071
Deutsche Wohnen AG	61,166	2,019,190
E.ON SE	391,093	3,116,704
Evonik Industries AG	27,051	884,318
Fraport AG Frankfurt Airport Services Worldwide	6,934	491,920
Fresenius Medical Care AG & Co. KGaA	36,900	3,119,817
Fresenius SE & Co. KGaA	71,570	5,766,336
Fuchs Petrolub SE Preference Shares	11,891	581,595
GEA Group AG	30,765	1,310,923
Hannover Rueck SE	10,426	1,205,994
HeidelbergCement AG	25,834	2,424,874
Henkel AG & Co. KGaA	17,691	1,970,664
Henkel AG & Co. KGaA Preference Shares	30,632	3,934,769
HOCHTIEF AG	3,385	560,985
HUGO BOSS AG	12,793	936,037
Infineon Technologies AG	195,022	3,993,373
Innogy SE(a)(c)	24,532	928,438
KS AG	35,264	821,845
Lanxess AG	16,645	1,119,609
Linde AG	32,024	5,346,621
MAN SE	5,739	593,129
Merck KGaA	23,098	2,638,436
METRO AG	33,622	1,078,093
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	27,757	5,444,685
OSRAM Licht AG	16,817	1,056,714
Porsche Automobil Holding SE Preference Shares	26,200	1,433,055
ProSiebenSat.1 Media SE	39,704	1,762,526
RWE AG(a)	84,794	1,408,891
SAP SE	170,442	16,767,602
Schaeffler AG, Preference Shares	27,293	481,071
Siemens AG	132,077	18,138,157
Symrise AG	20,690	1,379,521
Telefonica Deutschland Holding AG	123,988	616,643
ThyssenKrupp AG	65,285	1,603,195
TUI AG	83,995	1,161,649
United Internet AG	23,007	1,020,704
Volkswagen AG Preference Shares	32,620	4,765,798
Volkswagen AG	5,948	888,409
Vonovia SE	81,245	2,870,160
Zalando SE(a)(c)	14,199	575,949

		212,143,503

Hong Kong – 3.4%
AIA Group, Ltd.	2,072,000	13,064,145
ASM Pacific Technology, Ltd.	41,900	569,881
Bank of East Asia, Ltd.	215,545	891,690
BOC Hong Kong Holdings, Ltd.	625,500	2,555,443
Cathay Pacific Airways, Ltd.	209,000	303,355
Cheung Kong Infrastructure Holdings, Ltd.	115,000	902,657
Cheung Kong Property Holdings, Ltd.	470,179	3,167,197
CK Hutchison Holdings, Ltd.	459,000	5,646,323
CLP Holdings, Ltd.	287,500	3,005,774
First Pacific Co., Ltd.	314,000	227,879
Galaxy Entertainment Group, Ltd.	398,000	2,179,103
Hang Lung Group, Ltd.	145,000	618,510
Hang Lung Properties, Ltd.	415,000	1,078,685
Hang Seng Bank, Ltd.	129,000	2,616,020
Henderson Land Development Co., Ltd.	193,868	1,201,151
HK Electric Investments & HK Electric Investments, Ltd.(c)	455,490	420,236
HKT Trust & HKT, Ltd.	679,000	878,947
Hong Kong & China Gas Co., Ltd.	1,289,000	2,577,502
Hong Kong Exchanges & Clearing, Ltd.	196,409	4,943,396
Hongkong Land Holdings, Ltd.	195,000	1,499,550
Hysan Development Co., Ltd.	105,000	476,259
Jardine Matheson Holdings, Ltd.	43,600	2,801,300
Jardine Strategic Holdings, Ltd.	38,500	1,617,000
Kerry Properties, Ltd.	118,000	409,200
Li & Fung, Ltd.	1,090,000	472,663
Link REIT	372,500	2,609,873
Melco Crown Entertainment, Ltd. ADR	32,723	606,684
MTR Corp., Ltd.	238,645	1,340,392
New World Development Co., Ltd.	965,709	1,187,953
NWS Holdings, Ltd.	267,962	488,928
PCCW, Ltd.	748,000	440,821
Power Assets Holdings, Ltd.	252,000	2,172,554
Sands China, Ltd.	414,000	1,917,776
Shangri-La Asia, Ltd.	162,000	235,970
Sino Land Co., Ltd.	573,556	1,005,190
SJM Holdings, Ltd.	256,000	208,186
Sun Hung Kai Properties, Ltd.	252,000	3,703,069
Swire Pacific, Ltd. Class A	97,000	968,565
Swire Properties, Ltd.	193,600	620,297
Techtronic Industries Co., Ltd.	258,000	1,044,084
WH Group, Ltd.(c)	1,383,309	1,192,584
Wharf Holdings, Ltd.	241,000	2,068,417
Wheelock & Co., Ltd.	151,000	1,193,972
Yue Yuen Industrial Holdings, Ltd.	111,000	436,344

		77,565,525

Ireland – 0.6%
Bank of Ireland(a)	4,567,642	1,148,050
CRH PLC	143,626	5,080,052
Experian PLC	167,229	3,404,336
James Hardie Industries PLC	75,134	1,178,989

See accompanying Notes to Schedule of Investments.

3

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Ireland – (continued)
Kerry Group PLC Class A	27,239	$2,147,136
Paddy Power Betfair PLC	13,096	1,407,686
Ryanair Holdings PLC ADR(a)	4,562	378,555

		14,744,804

Israel – 0.6%
Azrieli Group, Ltd.	7,782	411,982
Bank Hapoalim BM	186,339	1,133,278
Bank Leumi Le-Israel BM(a)	253,799	1,118,519
Bezeq The Israeli Telecommunication Corp., Ltd.	319,597	573,083
Check Point Software Technologies, Ltd.(a)	22,510	2,310,877
Elbit Systems, Ltd.	3,969	453,256
Frutarom Industries, Ltd.	6,562	366,012
Israel Chemicals, Ltd.	90,984	385,940
Mizrahi Tefahot Bank, Ltd.	25,993	439,887
Nice, Ltd.	9,356	627,255
Teva Pharmaceutical Industries, Ltd.	133,383	4,375,682
Teva Pharmaceutical Industries, Ltd. ADR	21,080	676,457

		12,872,228

Italy – 1.9%
Assicurazioni Generali SpA	204,351	3,256,597
Atlantia SpA	71,762	1,857,423
Enel SpA	1,303,224	6,152,510
Eni SpA	443,638	7,283,465
Ferrari NV	20,902	1,559,312
Intesa Sanpaolo SpA(d)	2,186,784	5,954,773
Intesa Sanpaolo SpA(d)	196,041	499,867
Leonardo SpA(a)	71,372	1,014,504
Luxottica Group SpA	29,864	1,652,948
Mediobanca SpA	91,509	827,030
Poste Italiane SpA(c)	85,106	568,907
Prysmian SpA	37,010	980,892
Saipem SpA(a)	1,096,115	498,835
Snam SpA	425,758	1,846,067
Telecom Italia RSP/Milano	963,350	704,760
Telecom Italia SpA/Milano(a)	1,980,406	1,785,594
Terna Rete Elettrica Nazionale SpA	257,268	1,279,498
UniCredit SpA	326,534	5,046,580
UnipolSai Assicurazioni SpA	194,056	429,219

		43,198,781

Japan – 22.9%
ABC-Mart, Inc.	5,800	338,849
Acom Co., Ltd.(a)	52,500	209,661
Aeon Co., Ltd.	113,600	1,656,645
AEON Financial Service Co., Ltd.	20,500	385,789
Aeon Mall Co., Ltd.	16,200	254,711
Air Water, Inc.	25,000	460,379
Aisin Seiki Co., Ltd.	31,900	1,565,943
Ajinomoto Co., Inc.	95,100	1,874,604
Alfresa Holdings Corp.	29,300	507,222
Alps Electric Co., Ltd.	34,700	982,487
Amada Holdings Co., Ltd.	56,400	643,313
ANA Holdings, Inc.	198,000	603,791
Aozora Bank, Ltd.	228,000	838,912
Asahi Glass Co., Ltd.	175,000	1,416,584
Asahi Group Holdings, Ltd.	68,000	2,567,926
Asahi Kasei Corp.	215,000	2,083,819
Asics Corp.	27,100	434,845
Astellas Pharma, Inc.	368,800	4,852,022
Bandai Namco Holdings, Inc.	36,000	1,075,832
Bank of Kyoto, Ltd.	63,000	458,521
Benesse Holdings, Inc.	13,600	424,733
Bridgestone Corp.	111,600	4,509,870
Brother Industries, Ltd.	38,300	799,134
Calbee, Inc.	15,100	514,265
Canon, Inc.	185,700	5,784,481
Casio Computer Co., Ltd.	37,900	526,852
Central Japan Railway Co.	24,800	4,037,261
Chiba Bank, Ltd.	134,000	859,822
Chubu Electric Power Co., Inc.	106,700	1,427,710
Chugai Pharmaceutical Co., Ltd.	39,000	1,338,733
Chugoku Bank, Ltd.	30,400	441,964
Chugoku Electric Power Co., Inc.	44,000	486,476
Coca-Cola West Co., Ltd.	24,100	776,443
Concordia Financial Group, Ltd.	206,100	953,280
Credit Saison Co., Ltd.	28,200	502,604
CYBERDYNE, Inc.(a)	22,800	326,971
Dai Nippon Printing Co., Ltd.	100,000	1,076,909
Dai-ichi Life Holdings, Inc.	187,300	3,355,869
Daicel Corp.	51,500	619,775
Daiichi Sankyo Co., Ltd.	101,400	2,281,341
Daikin Industries, Ltd.	40,300	4,045,190
Daito Trust Construction Co., Ltd.	12,200	1,674,585
Daiwa House Industry Co., Ltd.	100,200	2,873,905
Daiwa House REIT Investment Corp.	270	701,229
Daiwa Securities Group, Inc.	285,000	1,733,837
DeNA Co., Ltd.	17,400	352,747
Denso Corp.	84,000	3,691,537
Dentsu, Inc.	37,900	2,054,348
Don Quijote Holdings Co., Ltd.	19,000	658,171
East Japan Railway Co.	58,000	5,045,787
Eisai Co., Ltd.	42,200	2,182,902
Electric Power Development Co., Ltd.	23,900	558,732
FamilyMart UNY Holdings Co., Ltd.	14,500	864,040
FANUC Corp.	33,400	6,840,061
Fast Retailing Co., Ltd.	9,100	2,851,763
Fuji Electric Co., Ltd.	96,000	569,470
Fuji Heavy Industries, Ltd.	105,700	3,873,042
FUJIFILM Holdings Corp.	74,800	2,918,697
Fujitsu, Ltd.	317,000	1,937,048
Fukuoka Financial Group, Inc.	134,000	579,628
Hachijuni Bank, Ltd.	78,600	443,681
Hakuhodo DY Holdings, Inc.	41,000	485,686

See accompanying Notes to Schedule of Investments.

4

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Hamamatsu Photonics KK	27,400	$788,091
Hankyu Hanshin Holdings, Inc.	40,400	1,312,465
Hikari Tsushin, Inc.	3,900	380,795
Hino Motors, Ltd.	49,600	599,580
Hirose Electric Co., Ltd.	5,100	704,837
Hiroshima Bank, Ltd.	90,000	382,034
Hisamitsu Pharmaceutical Co., Inc.	10,400	593,592
Hitachi Chemical Co., Ltd.	19,900	550,049
Hitachi Construction Machinery Co., Ltd.	19,300	480,638
Hitachi High-Technologies Corp.	11,800	480,239
Hitachi Metals, Ltd.	40,500	567,720
Hitachi, Ltd.	829,000	4,482,388
Hokuriku Electric Power Co.	30,100	291,735
Honda Motor Co., Ltd.	283,700	8,531,623
Hoshizaki Corp.	7,900	621,054
Hoya Corp.	66,200	3,181,973
Hulic Co., Ltd.	50,000	469,802
Idemitsu Kosan Co., Ltd.	17,100	593,889
IHI Corp.(a)	235,000	740,241
Iida Group Holdings Co., Ltd.	26,200	401,594
Inpex Corp.	165,400	1,624,610
Isetan Mitsukoshi Holdings, Ltd.	55,600	609,739
Isuzu Motors, Ltd.	98,200	1,297,671
ITOCHU Corp.	263,900	3,741,919
J Front Retailing Co., Ltd.	40,200	595,262
Japan Airlines Co., Ltd.	19,600	620,206
Japan Airport Terminal Co., Ltd.	10,700	371,134
Japan Exchange Group, Inc.	87,300	1,241,771
Japan Post Bank Co., Ltd.	75,600	936,943
Japan Post Holdings Co., Ltd.	80,000	1,002,961
Japan Prime Realty Investment Corp. REIT	138	533,770
Japan Real Estate Investment Corp. REIT	220	1,164,857
Japan Retail Fund Investment Corp. REIT	455	891,789
Japan Tobacco, Inc.	190,100	6,172,322
JFE Holdings, Inc.	87,100	1,491,792
JGC Corp.	34,100	592,152
JSR Corp.	33,300	560,927
JTEKT Corp.	38,300	594,281
JX Holdings, Inc.	352,100	1,727,480
Kajima Corp.	160,000	1,042,448
Kakaku.com, Inc.	26,600	361,653
Kamigumi Co., Ltd.	40,000	345,329
Kaneka Corp.	49,000	364,103
Kansai Electric Power Co., Inc.	121,200	1,486,856
Kansai Paint Co., Ltd.	41,500	880,055
Kao Corp.	86,400	4,732,887
Kawasaki Heavy Industries, Ltd.	268,000	812,923
KDDI Corp.	319,300	8,372,921
Keihan Holdings Co., Ltd.	84,000	513,363
Keikyu Corp.	87,000	954,088
Keio Corp.	105,000	831,105
Keisei Electric Railway Co., Ltd.	23,000	533,151
Keyence Corp.	16,800	6,721,206
Kikkoman Corp.	28,000	835,502
Kintetsu Group Holdings Co., Ltd.	314,000	1,129,983
Kirin Holdings Co., Ltd.	146,600	2,763,469
Kobe Steel, Ltd.(a)	53,600	488,716
Koito Manufacturing Co., Ltd.	20,100	1,044,414
Komatsu, Ltd.	158,700	4,132,353
Konami Holdings Corp.	15,400	653,011
Konica Minolta, Inc.	73,400	656,075
Kose Corp.	5,500	497,038
Kubota Corp.	181,000	2,714,269
Kuraray Co., Ltd.	66,900	1,013,436
Kurita Water Industries, Ltd.	17,800	430,184
Kyocera Corp.	56,100	3,122,428
Kyowa Hakko Kirin Co., Ltd.	50,400	796,956
Kyushu Electric Power Co., Inc.	69,300	737,591
Kyushu Financial Group, Inc.	61,500	375,855
Lawson, Inc.	9,100	616,575
LINE Corp.(a)	8,000	306,919
Lion Corp.	39,000	700,691
LIXIL Group Corp.	48,600	1,232,119
M3, Inc.	34,600	857,936
Mabuchi Motor Co., Ltd.	9,600	540,178
Makita Corp.	37,600	1,315,983
Marubeni Corp.	286,000	1,759,427
Marui Group Co., Ltd.	39,800	540,406
Maruichi Steel Tube, Ltd.	10,400	295,396
Mazda Motor Corp.	100,900	1,451,518
McDonald’s Holdings Co., Japan, Ltd.	13,200	384,995
Mebuki Financial Group, Inc.	181,300	724,029
Medipal Holdings Corp.	28,900	452,835
MEIJI Holdings Co., Ltd.	19,900	1,655,506
MINEBEA MITSUMI, Inc.	69,000	919,546
Miraca Holdings, Inc.	9,700	445,697
MISUMI Group, Inc.	44,200	798,083
Mitsubishi Chemical Holdings Corp.	231,600	1,790,364
Mitsubishi Corp.	261,300	5,640,825
Mitsubishi Electric Corp.	331,000	4,743,848
Mitsubishi Estate Co., Ltd.	215,000	3,916,809
Mitsubishi Gas Chemical Co., Inc.	30,000	622,454
Mitsubishi Heavy Industries, Ltd.	536,000	2,148,233
Mitsubishi Logistics Corp.	15,000	206,497
Mitsubishi Materials Corp.	21,600	653,253
Mitsubishi Motors Corp.	116,800	701,240
Mitsubishi Tanabe Pharma Corp.	36,200	753,043
Mitsubishi UFJ Financial Group, Inc.	2,190,100	13,752,248
Mitsubishi UFJ Lease & Finance Co., Ltd.	81,700	406,924
Mitsui & Co., Ltd.	292,700	4,235,652

See accompanying Notes to Schedule of Investments.

5

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Mitsui Chemicals, Inc.	173,000	$853,899
Mitsui Fudosan Co., Ltd.	155,000	3,302,253
Mitsui OSK Lines, Ltd.	202,000	634,479
Mixi, Inc.	8,800	423,297
Mizuho Financial Group, Inc.	4,152,000	7,601,256
MS&AD Insurance Group Holdings, Inc.	89,400	2,840,133
Murata Manufacturing Co., Ltd.	32,800	4,661,115
Nabtesco Corp.	18,700	495,064
Nagoya Railroad Co., Ltd.	146,000	656,430
NEC Corp.	451,000	1,084,699
Nexon Co., Ltd.	29,000	460,388
NGK Insulators, Ltd.	45,900	1,038,033
NGK Spark Plug Co., Ltd.	29,600	675,782
NH Foods, Ltd.	33,000	885,192
Nidec Corp.	41,000	3,898,367
Nikon Corp.	60,100	870,514
Nintendo Co., Ltd.	19,700	4,567,437
Nippon Building Fund, Inc. REIT	236	1,289,814
Nippon Electric Glass Co., Ltd.	76,000	459,015
Nippon Express Co., Ltd.	134,000	687,858
Nippon Paint Holdings Co., Ltd.	30,200	1,050,211
Nippon Prologis REIT, Inc.	256	554,364
Nippon Steel & Sumitomo Metal Corp.	138,200	3,181,217
Nippon Telegraph & Telephone Corp.	121,200	5,168,648
Nippon Yusen KK(a)	268,000	565,198
Nissan Chemical Industries, Ltd.	20,000	581,531
Nissan Motor Co., Ltd.	399,700	3,850,650
Nisshin Seifun Group, Inc.	33,100	493,396
Nissin Foods Holdings Co., Ltd.	9,400	520,488
Nitori Holdings Co., Ltd.	13,300	1,679,359
Nitto Denko Corp.	28,100	2,169,220
NOK Corp.	19,900	461,470
Nomura Holdings, Inc.	630,900	3,917,434
Nomura Real Estate Holdings, Inc.	22,600	359,799
Nomura Real Estate Master Fund, Inc.	666	1,032,799
Nomura Research Institute, Ltd.	21,800	802,118
NSK, Ltd.	81,400	1,162,961
NTT Data Corp.	22,500	1,066,140
NTT DOCOMO, Inc.	241,200	5,611,693
Obayashi Corp.	112,400	1,050,062
Obic Co., Ltd.	10,900	518,442
Odakyu Electric Railway Co., Ltd.	52,500	1,020,506
Oji Holdings Corp.	133,000	621,852
Olympus Corp.	49,900	1,916,647
Omron Corp.	33,200	1,455,461
Ono Pharmaceutical Co., Ltd.	73,200	1,513,860
Oracle Corp. Japan	7,400	422,364
Oriental Land Co., Ltd.	37,100	2,125,184
ORIX Corp.	230,200	3,403,522
Osaka Gas Co., Ltd.	311,000	1,180,589
Otsuka Corp.	9,100	493,260
Otsuka Holdings Co., Ltd.	66,700	3,006,079
Panasonic Corp.	378,900	4,277,629
Park24 Co., Ltd.	18,200	475,947
Pola Orbis Holdings, Inc.	16,800	405,112
Rakuten, Inc.	165,700	1,658,041
Recruit Holdings Co., Ltd.	62,800	3,201,149
Resona Holdings, Inc.	378,200	2,029,308
Ricoh Co., Ltd.	119,300	980,695
Rinnai Corp.	5,600	445,266
Rohm Co., Ltd.	14,800	982,859
Ryohin Keikaku Co., Ltd.	3,800	831,751
Sankyo Co., Ltd.	9,200	307,135
Santen Pharmaceutical Co., Ltd.	70,000	1,012,654
SBI Holdings, Inc.	38,100	530,658
Secom Co., Ltd.	36,000	2,574,567
Sega Sammy Holdings, Inc.	32,200	431,144
Seibu Holdings, Inc.	28,800	474,788
Seiko Epson Corp.	49,600	1,043,367
Sekisui Chemical Co., Ltd.	72,200	1,212,297
Sekisui House, Ltd.	106,600	1,751,634
Seven & i Holdings Co., Ltd.	132,000	5,167,226
Seven Bank, Ltd.	126,400	412,901
Sharp Corp.(a)	285,000	1,202,100
Shimadzu Corp.	37,000	587,391
Shimamura Co., Ltd.	3,700	488,441
Shimano, Inc.	12,600	1,837,476
Shimizu Corp.	89,000	797,110
Shin-Etsu Chemical Co., Ltd.	67,700	5,859,273
Shinsei Bank, Ltd.	309,000	568,473
Shionogi & Co., Ltd.	53,200	2,744,266
Shiseido Co., Ltd.	67,100	1,764,363
Shizuoka Bank, Ltd.	86,000	699,237
Showa Shell Sekiyu KK	34,700	350,955
SMC Corp.	9,800	2,895,235
SoftBank Group Corp.	143,600	10,131,771
Sohgo Security Services Co., Ltd.	11,200	417,625
Sompo Holdings, Inc.	60,100	2,200,017
Sony Corp.	217,700	7,357,607
Sony Financial Holdings, Inc.	33,200	533,023
Stanley Electric Co., Ltd.	23,600	672,440
Start Today Co., Ltd.	30,300	669,738
Sumitomo Chemical Co., Ltd.	269,000	1,501,553
Sumitomo Corp.	211,300	2,839,646
Sumitomo Dainippon Pharma Co., Ltd.	26,900	443,706
Sumitomo Electric Industries, Ltd.	129,100	2,138,729
Sumitomo Heavy Industries, Ltd.	94,000	654,617
Sumitomo Metal Mining Co., Ltd.	86,000	1,222,121
Sumitomo Mitsui Financial Group, Inc.	233,800	8,487,131
Sumitomo Mitsui Trust Holdings, Inc.	56,400	1,953,729
Sumitomo Realty & Development Co., Ltd.	62,000	1,605,779

See accompanying Notes to Schedule of Investments.

6

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Sumitomo Rubber Industries, Ltd.	29,600	$503,915
Sundrug Co., Ltd.	12,400	415,633
Suntory Beverage & Food, Ltd.	24,700	1,039,603
Suruga Bank, Ltd.	26,800	563,755
Suzuken Co., Ltd.	13,600	445,481
Suzuki Motor Corp.	57,900	2,401,632
Sysmex Corp.	27,800	1,684,017
T&D Holdings, Inc.	100,000	1,450,238
Taiheiyo Cement Corp.	200,000	667,684
Taisei Corp.	177,000	1,288,226
Taisho Pharmaceutical Holdings Co., Ltd.	5,900	478,650
Taiyo Nippon Sanso Corp.	23,300	272,248
Takashimaya Co., Ltd.	53,000	463,268
Takeda Pharmaceutical Co., Ltd.	123,800	5,809,479
TDK Corp.	20,500	1,297,003
Teijin, Ltd.	31,200	587,712
Terumo Corp.	57,500	1,994,414
THK Co., Ltd.	21,300	535,797
Tobu Railway Co., Ltd.	184,000	931,311
Toho Co., Ltd.	18,800	497,880
Toho Gas Co., Ltd.	63,000	444,952
Tohoku Electric Power Co., Inc.	79,000	1,069,120
Tokio Marine Holdings, Inc.	116,700	4,918,094
Tokyo Electric Power Co. Holdings, Inc.(a)	268,100	1,049,014
Tokyo Electron, Ltd.	27,800	3,032,478
Tokyo Gas Co., Ltd.	334,000	1,518,482
Tokyo Tatemono Co., Ltd.	36,300	478,223
Tokyu Corp.	177,000	1,251,692
Tokyu Fudosan Holdings Corp.	90,400	490,008
TonenGeneral Sekiyu KK(a)	50,000	625,543
Toppan Printing Co., Ltd.	94,000	957,462
Toray Industries, Inc.	247,000	2,187,822
Toshiba Corp.(a)	741,000	1,605,289
TOTO, Ltd.	26,700	1,007,570
Toyo Seikan Group Holdings, Ltd.	28,500	462,425
Toyo Suisan Kaisha, Ltd.	14,500	539,374
Toyoda Gosei Co., Ltd.	9,700	246,439
Toyota Industries Corp.	27,200	1,349,870
Toyota Motor Corp.	451,200	24,465,139
Toyota Tsusho Corp.	37,100	1,122,023
Trend Micro, Inc.	18,100	804,047
Tsuruha Holdings, Inc.	5,700	526,878
Unicharm Corp.	71,000	1,699,654
United Urban Investment Corp. REIT	568	871,650
USS Co., Ltd.	36,100	601,289
West Japan Railway Co.	28,200	1,832,506
Yahoo! Japan Corp.	252,500	1,164,722
Yakult Honsha Co., Ltd.	14,300	793,090
Yamada Denki Co., Ltd.	100,200	499,067
Yamaguchi Financial Group, Inc.	39,000	422,445
Yamaha Corp.	30,500	838,935
Yamaha Motor Co., Ltd.	49,600	1,193,373
Yamato Holdings Co., Ltd.	60,500	1,266,412
Yamazaki Baking Co., Ltd.	22,000	452,122
Yaskawa Electric Corp.	44,800	898,171
Yokogawa Electric Corp.	38,300	602,186
Yokohama Rubber Co., Ltd.	20,700	404,786

		527,222,483

Jordan – 0.0%(b)
Hikma Pharmaceuticals PLC	23,594	584,457

Luxembourg – 0.3%
ArcelorMittal(a)	328,055	2,766,970
Eurofins Scientific SE	1,766	770,357
Millicom International Cellular SA SDR	10,834	606,358
RTL Group SA(a)	6,365	513,980
SES SA	60,931	1,421,004
Tenaris SA	86,893	1,493,488

		7,572,157

Macau – 0.0%(b)
MGM China Holdings, Ltd.	169,200	352,704
Wynn Macau, Ltd.	272,400	554,509

		907,213

Mexico – 0.0%(b)
Fresnillo PLC	35,255	685,957

Netherlands – 4.3%
ABN AMRO Group NV(c)	50,594	1,231,066
Aegon NV	315,571	1,610,302
AerCap Holdings NV(a)	26,299	1,208,965
Akzo Nobel NV	44,532	3,702,216
Altice NV Class A(a)	64,356	1,459,581
Altice NV Class B(a)	21,103	478,499
ASML Holding NV	64,079	8,525,837
Boskalis Westminster	17,300	598,116
EXOR NV	20,181	1,046,421
Gemalto NV	15,050	843,146
Heineken Holding NV	18,480	1,473,897
Heineken NV	40,125	3,424,671
ING Groep NV	673,609	10,208,893
Koninklijke Ahold Delhaize NV	224,731	4,821,641
Koninklijke DSM NV	31,053	2,106,019
Koninklijke KPN NV	589,838	1,780,921
Koninklijke Philips NV	163,679	5,274,643
Koninklijke Vopak NV	12,737	556,834
NN Group NV	56,141	1,830,490
NXP Semiconductors NV(a)	47,872	4,954,752
Randstad Holding NV	20,126	1,164,543
Royal Dutch Shell PLC Class A	755,107	19,790,928
Royal Dutch Shell PLC Class B	648,940	17,726,500
Wolters Kluwer NV	51,685	2,153,972

		97,972,853

New Zealand – 0.2%
Auckland International Airport, Ltd.	171,592	810,871
Contact Energy, Ltd.	116,874	413,406
Fletcher Building, Ltd.	125,286	728,675
Mercury NZ, Ltd.	144,564	318,331

See accompanying Notes to Schedule of Investments.

7

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
New Zealand – (continued)
Meridian Energy, Ltd.	192,725	$377,228
Ryman Healthcare, Ltd.	72,076	423,736
Spark New Zealand, Ltd.	345,222	844,646

		3,916,893

Norway – 0.6%
DNB ASA	167,297	2,650,994
Gjensidige Forsikring ASA	32,985	502,327
Marine Harvest ASA(a)	67,620	1,030,570
Norsk Hydro ASA	230,317	1,337,029
Orkla ASA	135,099	1,209,598
Schibsted ASA Class A	13,202	339,699
Schibsted ASA Class B	15,363	351,480
Statoil ASA	194,530	3,322,608
Telenor ASA	132,641	2,206,848
Yara International ASA	28,907	1,112,675

		14,063,828

Portugal – 0.2%
EDP – Energias de Portugal SA	384,520	1,305,761
Galp Energia SGPS SA	90,821	1,381,782
Jeronimo Martins SGPS SA	45,284	812,229

		3,499,772

Singapore – 1.3%
Ascendas REIT	402,050	725,088
CapitaLand Commercial Trust	343,000	379,256
CapitaLand Mall Trust REIT	390,000	549,846
CapitaLand, Ltd.	470,700	1,222,816
City Developments, Ltd.	72,400	528,505
ComfortDelGro Corp., Ltd.	335,000	613,755
DBS Group Holdings, Ltd.	303,172	4,209,216
Genting Singapore PLC	953,000	695,670
Global Logistic Properties, Ltd.	497,500	989,802
Golden Agri-Resources, Ltd.	1,326,600	365,520
Hutchison Port Holdings Trust	935,800	388,357
Jardine Cycle & Carriage, Ltd.	17,233	540,929
Keppel Corp., Ltd.	265,300	1,317,671
Oversea-Chinese Banking Corp., Ltd.	529,126	3,680,745
SATS, Ltd.	114,700	400,584
Sembcorp Industries, Ltd.	177,900	404,868
Singapore Airlines, Ltd.	91,100	656,536
Singapore Exchange, Ltd.	152,600	840,922
Singapore Press Holdings, Ltd.	306,400	778,444
Singapore Technologies Engineering, Ltd.	247,000	659,350
Singapore Telecommunications, Ltd.	1,387,900	3,893,629
StarHub, Ltd.	120,500	248,365
Suntec Real Estate Investment Trust	417,500	534,835
United Overseas Bank, Ltd.	224,460	3,551,714
UOL Group, Ltd.	87,800	437,963
Wilmar International, Ltd.	358,400	905,426

		29,519,812

South Africa – 0.1%
Investec PLC	119,452	812,566
Mediclinic International PLC	60,148	535,510
Mondi PLC	61,712	1,487,023

		2,835,099

Spain – 3.2%
Abertis Infraestructuras SA	111,373	1,798,696
ACS Actividades de Construccion y Servicios SA	31,553	1,076,376
Aena SA(c)	11,655	1,848,648
Amadeus IT Group SA	77,377	3,935,996
Banco Bilbao Vizcaya Argentaria SA	1,142,426	8,883,077
Banco de Sabadell SA	899,353	1,652,549
Banco Popular Espanol SA	667,984	650,142
Banco Santander SA	2,500,668	15,365,511
Bankia SA	751,511	856,828
Bankinter SA	127,076	1,069,780
CaixaBank SA	610,950	2,632,715
Distribuidora Internacional de Alimentacion SA	112,631	653,038
Enagas SA	40,604	1,057,472
Endesa SA	54,326	1,280,039
Ferrovial SA	80,948	1,624,201
Gas Natural SDG SA	63,126	1,386,786
Grifols SA	52,762	1,297,362
Iberdrola SA	953,399	6,837,139
Industria de Diseno Textil SA	188,165	6,649,359
Mapfre SA	194,652	669,331
Red Electrica Corp. SA	75,662	1,456,637
Repsol SA	196,944	3,049,034
Telefonica SA	776,333	8,705,975
Zardoya Otis SA	36,394	337,092

		74,773,783

Sweden – 2.8%
Alfa Laval AB	52,525	994,812
Assa Abloy AB Class B	174,478	3,601,615
Atlas Copco AB Class A	115,392	4,087,955
Atlas Copco AB Class B	64,266	2,049,993
Boliden AB	47,714	1,426,883
Electrolux AB Series B	42,614	1,188,933
Getinge AB Class B	32,302	568,739
Hennes & Mauritz AB Class B	164,448	4,217,891
Hexagon AB Class B	42,874	1,728,732
Husqvarna AB Class B	80,679	710,707
ICA Gruppen AB	13,522	463,137
Industrivarden AB Class C	27,746	603,194
Investor AB Class B	77,538	3,275,801
Kinnevik AB Class B	41,542	1,112,030
L E Lundbergforetagen AB Class B	6,443	438,395
Lundin Petroleum AB(a)	30,763	626,403
Nordea Bank AB	523,958	6,003,484
Sandvik AB	184,821	2,771,808
Securitas AB Class B	56,568	887,013
Skandinaviska Enskilda Banken AB Class A	264,876	2,957,801
Skanska AB Class B	57,692	1,363,419
SKF AB Class B	66,891	1,328,335
Svenska Cellulosa AB SCA Class B	103,517	3,350,740

See accompanying Notes to Schedule of Investments.

8

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Sweden – (continued)
Svenska Handelsbanken AB Class A	265,339	$3,652,449
Swedbank AB Class A	155,607	3,618,159
Swedish Match AB	30,182	985,412
Tele2 AB Class B	66,816	640,224
Telefonaktiebolaget LM Ericsson Class B	521,561	3,493,313
Telia Co. AB	428,370	1,803,527
Volvo AB Class B	269,661	3,995,850

		63,946,754

Switzerland – 9.2%
ABB, Ltd.	328,568	7,691,042
Actelion, Ltd.	16,635	4,698,251
Adecco Group AG	29,333	2,085,062
Aryzta AG(a)	14,306	459,501
Baloise Holding AG	8,886	1,222,441
Barry Callebaut AG(a)	370	483,870
Chocoladefabriken Lindt & Spruengli AG(a)(d)	176	998,731
Chocoladefabriken Lindt & Spruengli AG(a)(d)	18	1,196,313
Cie Financiere Richemont SA	89,722	7,099,238
Coca-Cola HBC AG(a)	29,579	762,303
Credit Suisse Group AG(a)	346,092	5,151,877
Dufry AG(a)	7,917	1,206,988
EMS-Chemie Holding AG	1,508	879,083
Galenica AG	718	757,488
Geberit AG	6,593	2,844,155
Givaudan SA	1,608	2,898,079
Glencore PLC(a)	2,131,553	8,346,703
Julius Baer Group, Ltd.(a)	40,401	2,018,133
Kuehne + Nagel International AG	9,666	1,366,441
LafargeHolcim, Ltd.(a)(d)	74,004	4,376,879
LafargeHolcim, Ltd.(a)(d)	4,070	241,595
Lonza Group AG(a)	9,881	1,869,685
Nestle SA	537,962	41,303,142
Novartis AG	386,379	28,700,014
Pargesa Holding SA	5,778	408,694
Partners Group Holding AG	2,977	1,601,593
Roche Holding AG	121,535	31,059,147
Schindler Holding AG(d)	7,268	1,407,202
Schindler Holding AG(d)	3,944	748,255
SGS SA	943	2,013,278
Sika AG	377	2,263,620
Sonova Holding AG	9,633	1,336,754
STMicroelectronics NV	113,126	1,733,842
Swatch Group AG(d)	5,245	1,879,596
Swatch Group AG(d)	8,419	587,088
Swiss Life Holding AG(a)	5,471	1,766,549
Swiss Prime Site AG(a)	13,273	1,168,904
Swiss Re AG	56,534	5,080,407
Swisscom AG	4,460	2,059,010
Syngenta AG	16,174	7,143,739
UBS Group AG	636,662	10,196,006
Wolseley PLC	43,536	2,732,868
Zurich Insurance Group AG	26,280	7,020,602

		210,864,168

United Kingdom – 15.3%
3i Group PLC	159,169	1,491,752
Aberdeen Asset Management PLC	149,307	494,197
Admiral Group PLC	38,319	953,049
Anglo American PLC(a)	241,082	3,676,317
Ashtead Group PLC	86,365	1,785,159
Associated British Foods PLC	59,987	1,954,780
AstraZeneca PLC	217,411	13,355,202
Auto Trader Group PLC(c)	157,716	773,678
Aviva PLC	696,450	4,633,060
Babcock International Group PLC	40,052	441,732
BAE Systems PLC	544,802	4,377,017
Barclays PLC	2,887,118	8,126,554
Barratt Developments PLC	177,650	1,214,009
Berkeley Group Holdings PLC	24,323	975,399
BP PLC	3,285,156	18,795,806
British American Tobacco PLC	320,969	21,271,854
British Land Co. PLC REIT	160,732	1,226,023
BT Group PLC	1,463,452	5,822,977
Bunzl PLC	59,591	1,728,761
Burberry Group PLC	77,992	1,681,333
Capita PLC	108,576	766,415
Centrica PLC	942,634	2,557,816
CNH Industrial NV	172,154	1,664,510
Cobham PLC	281,893	468,816
Coca-Cola European Partners PLC	37,067	1,389,557
Compass Group PLC	287,946	5,422,536
Croda International PLC	23,514	1,047,926
DCC PLC	15,020	1,319,419
Diageo PLC	432,579	12,351,874
Direct Line Insurance Group PLC	242,834	1,054,886
Dixons Carphone PLC	154,993	615,544
easyJet PLC	28,875	370,455
Fiat Chrysler Automobiles NV(a)	152,507	1,671,916
G4S PLC	281,805	1,072,302
GKN PLC	298,523	1,356,156
GlaxoSmithKline PLC	836,941	17,367,547
Hammerson PLC	141,199	1,008,171
Hargreaves Lansdown PLC	41,540	675,788
HSBC Holdings PLC	3,378,052	27,494,574
IMI PLC	44,363	661,801
Imperial Brands PLC	164,593	7,958,879
Inmarsat PLC	71,204	757,260
InterContinental Hotels Group PLC	34,020	1,662,475
International Consolidated Airlines Group SA	152,886	1,013,819
Intertek Group PLC	27,259	1,340,944
Intu Properties PLC	156,211	545,373
ITV PLC	648,668	1,775,557
J Sainsbury PLC	294,197	972,303
Johnson Matthey PLC	31,502	1,213,264
Kingfisher PLC	382,427	1,559,429
Land Securities Group PLC REIT	143,120	1,895,233

See accompanying Notes to Schedule of Investments.

9

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
United Kingdom – 15.3%
Legal & General Group PLC	1,004,748	$3,107,046
Lloyds Banking Group PLC	11,178,379	9,270,213
London Stock Exchange Group PLC	53,221	2,110,307
Marks & Spencer Group PLC	273,085	1,150,785
Meggitt PLC	143,867	801,088
Merlin Entertainments PLC(c)	113,079	678,153
National Grid PLC	646,156	8,188,937
Next PLC	24,538	1,325,529
Old Mutual PLC	828,681	2,078,666
Pearson PLC	147,939	1,262,559
Persimmon PLC	52,097	1,364,130
Petrofac, Ltd.	44,356	509,723
Provident Financial PLC	26,726	1,001,583
Prudential PLC	448,776	9,461,360
Randgold Resources, Ltd.	16,737	1,457,690
Reckitt Benckiser Group PLC	109,022	9,932,754
RELX NV	172,954	3,211,303
RELX PLC	188,196	3,680,557
Rio Tinto PLC	215,495	8,648,503
Rio Tinto, Ltd.	73,783	3,403,012
Rolls-Royce Holdings PLC(a)	324,555	3,060,032
Royal Bank of Scotland Group PLC(a)	599,260	1,814,164
Royal Mail PLC	163,901	871,038
RSA Insurance Group PLC	177,620	1,302,646
Sage Group PLC	187,691	1,479,772
Schroders PLC	24,797	939,525
Segro PLC	173,193	987,989
Severn Trent PLC	39,903	1,188,540
Sky PLC	173,380	2,115,998
Smith & Nephew PLC	154,134	2,343,681
Smiths Group PLC	68,772	1,392,275
SSE PLC	178,690	3,298,018
St James’s Place PLC	92,071	1,222,683
Standard Chartered PLC(a)	575,954	5,495,140
Standard Life PLC	350,606	1,555,059
Tate & Lyle PLC	75,937	725,934
Taylor Wimpey PLC	560,962	1,354,510
Tesco PLC(a)	1,423,757	3,304,306
Travis Perkins PLC	39,316	744,323
Unilever NV	282,272	14,059,665
Unilever PLC	223,039	10,987,232
United Utilities Group PLC	112,170	1,393,513
Vodafone Group PLC	4,596,413	11,960,725
Weir Group PLC	34,531	827,747
Whitbread PLC	32,926	1,629,601
William Hill PLC	143,001	519,996
Wm Morrison Supermarkets PLC	391,659	1,175,400
Worldpay Group PLC(c)	316,956	1,170,782
WPP PLC	217,339	4,761,438

		352,136,834

United States – 0.6%
Carnival PLC	31,472	1,801,634
Mobileye NV(a)	30,377	1,865,148
QIAGEN NV(a)	37,149	1,081,127
Shire PLC	122,881	7,161,932
Shire PLC ADR	10,670	1,859,034
Taro Pharmaceutical Industries, Ltd.(a)	2,744	320,005

		14,088,880

TOTAL COMMON STOCKS (Cost $2,160,043,886)		2,252,063,977

RIGHTS – 0.0%(b)
Germany – 0.0%(b)
Deutsche Bank AG (expiring 4/6/17)(a) (Cost $0)	236,302	566,130

SHORT-TERM INVESTMENT – 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(e)(f) (Cost $41,997,206)	41,997,206	41,997,206

TOTAL INVESTMENTS – 99.5% (Cost $2,202,041,092)		2,294,627,313
Other Assets in Excess of Liabilities – 0.5%		10,976,254

NET ASSETS – 100.0%		$2,305,603,567

(a)	Non-income producing security.

(b)	Amount is less than 0.05% of net assets.

(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.5% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at March 31, 2017.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At March 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Mini MSCI EAFE (long)	06/16/2017	550	$49,005,000	$765,974

See accompanying Notes to Schedule of Investments.

10

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$172,553,526	$–	$–	$172,553,526
Austria	4,984,005	–	–	4,984,005
Belgium	26,402,138	–	–	26,402,138
Chile	708,224	–	–	708,224
China	312,240	–	–	312,240
Denmark	37,193,667	–	–	37,193,667
Finland	21,478,525	–	–	21,478,525
France	223,315,868	–	–	223,315,868
Germany	212,143,503	–	–	212,143,503
Hong Kong	77,565,525	–	–	77,565,525
Ireland	14,744,804	–	–	14,744,804
Israel	12,872,228	–	–	12,872,228
Italy	43,198,781	–	–	43,198,781
Japan	526,596,940	625,543	–	527,222,483
Jordan	584,457	–	–	584,457
Luxembourg	7,572,157	–	–	7,572,157
Macau	907,213	–	–	907,213
Mexico	685,957	–	–	685,957
Netherlands	97,972,853	–	–	97,972,853
New Zealand	3,916,893	–	–	3,916,893
Norway	14,063,828	–	–	14,063,828
Portugal	3,499,772	–	–	3,499,772
Singapore	29,519,812	–	–	29,519,812
South Africa	2,835,099	–	–	2,835,099
Spain	74,773,783	–	–	74,773,783
Sweden	63,946,754	–	–	63,946,754
Switzerland	210,864,168	–	–	210,864,168
United Kingdom	352,136,834	–	–	352,136,834
United States	14,088,880	–	–	14,088,880
Rights
Germany	566,130	–	–	566,130
Short-Term Investment	41,997,206	–	–	41,997,206

Total Investments	$2,294,001,770	$625,543	$–	$2,294,627,313

Other Financial Instruments:
Futures Contracts(a)	$765,974	$–	$–	$765,974

Total Investments and Other Financial Instruments	$2,294,767,744	$625,543	$–	$2,295,393,287

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Premier Class	39,019,139	$39,019,139	118,995,424	116,017,357	41,997,206	$41,997,206	$50,510

TOTAL		$39,019,139				$41,997,206	$50,510

See accompanying Notes to Schedule of Investments.

11

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Schedule of Investments

March 31, 2017 (Unaudited)

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

12

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2017, is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no material transfers between levels for the period ended March 31, 2017.

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended March 31, 2017, the Portfolio entered into futures contracts for cash equitization, return enhancement and to facilitate daily liquidity.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2017 are disclosed in the Schedule of Investments.

13

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

As of March 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,206,379,599	$171,530,973	$83,283,259	$88,247,714

14

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Master Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	May 23, 2017

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer and Principal Financial Officer

Date:	May 23, 2017